UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number 811-21944
                                                 ---------

                   First Trust Exchange-Traded Fund II
     ---------------------------------------------------------------
            (Exact name of registrant as specified in charter)

                    120 East Liberty Drive, Suite 400
                            Wheaton, IL 60187
     ---------------------------------------------------------------
           (Address of principal executive offices) (Zip code)

                          W. Scott Jardine, Esq.
                       First Trust Portfolios L.P.
                    120 East Liberty Drive, Suite 400
                            Wheaton, IL 60187
     ---------------------------------------------------------------
                 (Name and address of agent for service)

    Registrant's telephone number, including area code:  (630) 765-8000
                                                         --------------

                 Date of fiscal year end: September 30
                                          ------------

               Date of reporting period: September 30, 2010
                                         ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:




[LOGO OMITTED]           FIRST TRUST




FIRST TRUST EXCHANGE-TRADED FUND II
-------------------------------------------------------------------------------


                  First Trust STOXX(R) European Select Dividend Index Fund

                  First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

                  First Trust Dow Jones Global Select Dividend Index Fund

                  First Trust ISE Global Wind Energy Index Fund

                  First Trust ISE Global Engineering and Construction
                  Index Fund

                  First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund

                  First Trust ISE Global Copper Index Fund

                  First Trust ISE Global Platinum Index Fund

                  First Trust BICK Index Fund



----------------------
Annual Report
September 30, 2010
----------------------


Front Cover

-------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------------------------

                      First Trust Exchange-Traded Fund II
                               September 30, 2010

 Shareholder Letter........................................................... 2
 Market Overview.............................................................. 3
 Fund Performance Overview
   First Trust STOXX(R) European Select Dividend Index Fund................... 4
   First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund...... 6
   First Trust Dow Jones Global Select Dividend Index Fund.................... 8
   First Trust ISE Global Wind Energy Index Fund..............................10
   First Trust ISE Global Engineering and Construction Index Fund.............12
   First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund...14
   First Trust ISE Global Copper Index Fund...................................16
   First Trust ISE Global Platinum Index Fund.................................18
   First Trust BICK Index Fund................................................20
 Notes to Fund Performance Overview...........................................22
 Understanding Your Fund Expenses.............................................23
 Portfolio of Investments
   First Trust STOXX(R) European Select Dividend Index Fund...................25
   First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund......27
   First Trust Dow Jones Global Select Dividend Index Fund....................32
   First Trust ISE Global Wind Energy Index Fund..............................35
   First Trust ISE Global Engineering and Construction Index Fund.............37
   First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund...39
   First Trust ISE Global Copper Index Fund...................................40
   First Trust ISE Global Platinum Index Fund.................................41
   First Trust BICK Index Fund................................................42
 Statements of Assets and Liabilities.........................................44
 Statements of Operations.....................................................48
 Statements of Changes in Net Assets..........................................52
 Financial Highlights.........................................................56
 Notes to Financial Statements................................................61
 Report of Independent Registered Public Accounting Firm......................70
 Additional Information ......................................................71
 Board of Trustees and Officers...............................................75
 Risk Considerations..........................................................77
 Privacy Policy...............................................................82

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--------------------------------------------------------------------------------


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded Fund II (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any series of the Trust described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other regulatory Fund filings.

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Shareholder Letter
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2010


Dear Shareholders:

I am pleased to present you with the annual report for your investment in the series of First Trust Exchange-Traded Fund II.

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. While the past two years have been challenging in the markets, long-term investors have learned that the success they can achieve is typically because of their long-term investment perspective, regardless of market volatility.

The report you hold contains detailed information about the Funds that comprise First Trust Exchange-Traded Fund II for the annual period covered by the report. It also has each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets. That's why we remain committed to bringing you quality investment solutions. We offer a variety of products that can fit many financial plans to help those investors seeking long-term investment success.

First Trust continues to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio.

Once again, I'd like to thank you for the opportunity to assist you in achieving your financial goals. We value our relationship with you and work hard to see that our products can help keep you on financial track.

Sincerely,


/s/ James A. Bowen


James A. Bowen
President of First Trust Exchange-Traded Fund II

--------------------------------------------------------------------------------
Market Overview
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2010


[PHOTO EMITTED]   ROBERT F. CAREY, CFA SENIOR VICE PRESIDENT AND CHIEF
                  INVESTMENT OFFICER FIRST TRUST ADVISORS L.P.



                  Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 22 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.


STATE OF THE GLOBAL ECONOMY

The recession in the U.S. was officially declared over on September 20, 2010, via a press release from the National Bureau of Economic Research (NBER). It announced that the trough (market low) was reached in June 2009. The recession, therefore, lasted 18 months (12/07-6/09). It was the longest recession since World War II. While U.S. gross domestic product (GDP) has remained positive over the past three quarters (5.0% in the fourth quarter of 2009, 3.7% in the first quarter of 2010 and 1.7% in the second quarter of 2010), the rate of growth has clearly softened of late. A survey of economists by Bloomberg indicated a consensus forecast calling for 2.0% growth in the third quarter of 2010; no double-dip recession appears to be on the horizon. The slow rate of growth and high rate of unemployment, however, has caught the attention of the Federal Reserve, which has stated it is prepared to launch a second round of quantitative easing (QE2) if necessary. We believe that the midterm election results in November could go a long way in providing investors with some much needed guidance about the direction of key policy issues, such as what to do about the impending expiration of the Bush tax cuts.

For those wondering what a Republican party victory in the House of Representatives and/or Senate may portend, we offer the following: Binky Chadha, chief U.S. equities strategist at Deutsche Bank, researched how stocks perform after midterm elections and found that the Standard & Poor's 500 Index ("S&P 500") posted gains in 18 out of the last 19. The S&P 500 returned 13%, on average, in the six months following those midterm elections and 17% over the following 12 months. The best combination has been a Democrat in the White House with a Republican-controlled Congress. This election is not only critical for the U.S., but it could impact the global recovery as well. While current estimates predict the emerging economies growing at double the rate of developed nations through 2011, we know that the U.S. remains the number one consumption engine on the globe. As we were reminded so painfully in 2008 in the midst of the financial crisis, as the U.S. goes, so goes the globe.

GLOBAL MARKETS

Just like last year, retail investors favored foreign stocks over U.S. stocks in the first nine months of 2010. Investors poured a net $65.5 billion into International/Global Equity funds ($39.1 billion went to Emerging Markets) in the first nine months of 2010, while U.S. Diversified Equity funds experienced net outflows totaling a staggering $45.9 billion, according to Strategic Insight, LLC. If you broaden the scope of emerging market flows beyond just equity funds, the Institute of International Finance expects investors to funnel roughly $186 billion into emerging market equities - three times the annual average of $62 billion from 2005 through 2009.

For the 12-month period ended September 30, 2010, the MSCI World (ex U.S.) Index and MSCI Emerging Markets Index were up 4.8% (USD) and 20.4% (USD), respectively. The S&P 500 rose 10.2%. With respect to the debt markets, the Barclays Capital Global Aggregate Index and Barclays Capital Global Emerging Markets Index gained 6.1% (USD) and 14.8% (USD), respectively. The Barclays Capital U.S. Aggregate Index was up 8.2%. The U.S. dollar was essentially unchanged (-0.05%) against a basket of major currencies.

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Funde Performance Overview
--------------------------------------------------------------------------------

FDD - FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

First Trust STOXX(R) European Select Dividend Index Fund, formerly known as First Trust Dow Jones STOXX(R) European Select Dividend Index Fund, (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its assets in non-U.S. common stocks that comprise the STOXX Index or in American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts or other depositary receipts (collectively, the "Depositary Receipts") representing securities in the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The STOXX Index is compiled and maintained by STOXX Limited. Only dividend-paying companies in the STOXX(R) Europe 600 Index (including secondary lines of those companies) are considered for inclusion in the STOXX Index. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       AVERAGE ANNUAL         CUMULATIVE
                                                                                         TOTAL RETURNS        TOTAL RETURNS
                                                                    1 Year Ended     Inception (08/27/07) Inception (08/27/07)
                                                                      09/30/10            to 09/30/10          to 09/30/10
FUND PERFORMANCE
 NAV                                                                  -0.95%               -19.39%              -48.67%
 Market Price                                                         -1.17%               -19.41%              -48.69%
INDEX PERFORMANCE
 STOXX(R) Europe Select Dividend 30 Index(1)                          -0.07%               -18.70%              -47.29%
 STOXX(R) Europe 600 Index(2)                                          2.84%                -8.12%              -23.04%
 MSCI Europe Index                                                     2.63%                -8.26%              -23.42%
------------------------------------------------------------------------------------------------------------------------------------

(1) Formerly known as the Dow Jones STOXX(R) Select Dividend 30 Index.
(2) Formerly known as the Dow Jones STOXX(R) 600 Index.


(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund's net asset value ("NAV") return of -0.95% for the twelve months ended September 30, 2010 underperformed the benchmark MSCI Europe Index return of 2.63% by -3.58%. The currency effect related to holding assets denominated in foreign securities was detrimental to the performance of the Fund, as the exposure to foreign currencies detracted -3.7% from the Fund's total return during the period. The U.S. dollar strengthened during the 12-month period as economic prospects in the U.S. became brighter; conversely, foreign currencies such as the Euro weakened on Greek credit concerns. Though the Euro rallied in the third quarter of 2010, for the 12-month period, the Euro dropped -6.9% against the U.S. dollar. In local terms, the Fund produced a positive return, with industrial companies such as French-based steel tubing producer Vallourec (+24.3% local) and Finnish industrial supplier Metso (+22.1% local), leading the performance. Weak returns continued to come from financial companies such as Banco Santander (-11.8% local), the largest commercial Spanish bank, as concerns over sovereign debt exposure, including that of Portugal and Spain, hurt performance. On a relative basis, the Fund's larger exposure to the Financials sector (average weight of 36.0% vs. 23.7%) was a primary contributor to the Fund's underperformance, as the sector underperformed amidst the European sovereign debt woes during the period.


-------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
-------------------------------------------------------------------------------
    (by contribution to return over the 12 months ended September 30, 2010)

           TOP-PERFORMING STOCKS                BOTTOM-PERFORMING STOCKS

                 Ratos AB                         Banco Santander S.A.
        United Utilities Group PLC                       RWE AG
              Vallourec S.A.                          Man Group PLC
   Koninklijke Boskalis Westminster N.V.                 CRH PLC
              AstraZeneca PLC                  Koninklijke BAM Groep N.V.

________________________
"STOXX," "STOXX(R) Europe 600 Index" and "STOXX(R) Europe Select Dividend 30 Index" are trademarks of STOXX(R) Limited ("STOXX") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the STOXX(R) Europe Select Dividend 30 Index, is not sponsored, endorsed, sold or promoted by STOXX and STOXX does not make any representation regarding the advisability of trading or investing in such product.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FDD - FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (CONTINUED)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2010
-------------------------------------------------------------------------------
                                  % OF TOTAL
 SECTOR                      LONG-TERM INVESTMENTS
Financials                          42.95%
Telecommunication Services          17.58
Utilities                           14.18
Health Care                          7.64
Industrials                          6.90
Consumer Discretionary               5.21
Materials                            3.49
Energy                               2.05
                                   -------
      Total                        100.00%
                                   =======

-------------------------------------------------------------------------------
Top Ten Portfolio Holdings as of September 30, 2010
-------------------------------------------------------------------------------
                                 % OF TOTAL
 SECURITY                  LONG-TERM INVESTMENTS
Man Group PLC                       7.60%
RSA Insurance Group PLC             4.71
Enel S.p.A                          4.52
Provident Financial PLC             4.52
United Utilities PLC                4.42
Catlin Group Ltd.                   4.38
Deutsche Telekom AG                 4.15
AstraZeneca PLC                     4.08
Belgacom S.A.                       3.88
France Telecom S.A.                 3.67
                                   ------
      Total                        45.93%
                                   ======


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2010

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

FUND/INDEX                                          8/27/07   9/30/07   3/31/08   9/30/08   3/31/09   9/30/09  3/31/10  9/30/10
----------                                          -------   -------   -------   -------   -------   -------  -------  -------
First Trust STOXX(R) European Select Dividend
   Index Fund                                       $10,000   $10,323   $ 8,841   $ 5,562   $ 3,201   $ 5,182  $ 5,054  $ 5,133
STOXX(R) Europe Select Dividend 30 Index             10,000    10,304     9,039     5,539     3,263     5,275    5,177    5,217
STOXX(R) Europe 600 Index                            10,000    10,622     9,670     7,333     4,836     7,484    7,600    7,697
MSCI Europe Index                                    10,000    10,636     9,675     7,347     4,846     7,462    7,565    7,658

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2010

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2007 (commencement of trading) through September 30, 2010. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

-----------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
8/30/07 - 9/30/07                       7                         9                        4                         0
10/1/07 - 9/30/08                      38                        55                       74                        30
10/1/08 - 9/30/09                      34                        27                       43                        84
10/1/09 - 9/30/10                      49                        28                       14                        11

-----------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
8/30/07 - 9/30/07                       1                         0                        0                         0
10/1/07 - 9/30/08                      25                        12                       10                         9
10/1/08 - 9/30/09                      19                        18                       15                        12
10/1/09 - 9/30/10                      57                        46                       36                        11

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

FFR - FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, formerly known as the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index, which was formerly known as the FTSE EPRA/NAREIT Global Real Estate Index, (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its assets in common stocks that comprise the FTSE Index or in Depositary Receipts representing securities in the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in North America, Europe and Asia. The FTSE Index is comprised of the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL         CUMULATIVE
                                                                                         TOTAL RETURNS        TOTAL RETURNS
                                                                    1 Year Ended     Inception (08/27/07) Inception (08/27/07)
                                                                      09/30/10            to 09/30/10          to 09/30/10
FUND PERFORMANCE
 NAV                                                                  17.48%                -8.35%              -23.64%
 Market Price                                                         16.74%                -8.28%              -23.46%
INDEX PERFORMANCE
 FTSE EPRA/NAREIT Developed Index                                     18.41%                -7.46%              -21.32%
 S&P Global REIT Index                                                20.83%                -7.32%              -20.96%
 MSCI World REIT Index                                                17.05%               -10.39%              -28.77%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund's NAV return of 17.48% for the twelve months ended September 30, 2010 outperformed the benchmark MSCI World REIT Index return of 17.05% by 0.43%. The currency effect related to holding assets denominated in foreign securities was somewhat muted, with a drop in the Euro and British Pound offset by a large exposure to the strengthening U.S. dollar, as well as the stronger Canadian dollar and Australian dollar. Self Storage REITs were the top-performing class of REITs, as companies such as Public Storage (+33.9%) benefitted from personal and corporate downsizing, spurring demand for storage space. Separately, stronger economic indicators during the period served to boost the performance of REITs, as indicators signaled that the global economy may be expanding. Office REITs and Retail REITs were the beneficiaries of economic recovery, as U.S. REITs, in particular, benefitted from strong employment numbers, increasing GDP figures, and much stronger than expected retail sales numbers. Simon Property Group (+37.7%) was one of the top-performing stocks in the Fund, and the largest contributor to the Fund's total return. The mall operator benefitted from increasing occupancy rates, particularly in the U.S., where the company is focused. Due to the company's focus on U.S. assets, it was able to outperform global peers as the U.S. recovery has led European peers.


-------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
-------------------------------------------------------------------------------
    (by contribution to return over the 12 months ended September 30, 2010)

        TOP-PERFORMING STOCKS               BOTTOM-PERFORMING STOCKS

     Simon Property Group, Inc.         Hopson Development Holdings Ltd.
         Equity Residential                       Mirvac Group
     Sun Hung Kai Properties Ltd.            Mitsui Fudosan Co., Ltd.
        Vornado Realty Trust             New World Development Co., Ltd.
           Public Storage                           Segro PLC

________________________
The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------
FFR - FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX
        FUND (CONTINUED)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2010
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECTOR                                   LONG-TERM INVESTMENTS
Financials                                      99.44%
Industrials                                      0.37
Consumer Discretionary                           0.14
Health Care                                      0.05
                                               -------
      Total                                    100.00%
                                               =======

-------------------------------------------------------------------------------
Top Ten Portfolio Holdings as of September 30, 2010
-------------------------------------------------------------------------------
                                             % OF TOTAL
 SECURITY                               LONG-TERM INVESTMENTS
Sun Hung Kai Properties Ltd.                    4.49%
Westfield Group                                 3.71
Simon Property Group, Inc.                      3.65
Unibail-Rodamco S.A.                            2.75
Mitsubishi Estate Co., Ltd.                     2.32
Vornado Realty Trust                            2.11
Mitsui Fudosan Co., Ltd.                        2.00
Equity Residential                              1.82
Public Storage                                  1.68
Boston Properties, Inc.                         1.57
                                               ------
      Total                                    26.10%
                                               ======


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2010

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

FUND/INDEX                                        8/27/07    9/30/07    3/31/08    9/30/08   3/31/09    9/30/09   3/31/10   9/30/10
----------                                        -------    -------    -------    -------   -------    -------   -------   -------
First Trust FTSE EPRA/NAREIT Developed Markets
 Real Estate Index Fund                           $10,000    $10,686    $ 9,012    $ 7,443   $ 3,849    $ 6,500   $ 7,022   $ 7,636
FTSE EPRA/NAREIT Developed Index                   10,000     10,693      9,057      7,420     3,909      6,645     7,212     7,868
S&P Global REIT Index                              10,000     10,590      9,162      7,992     3,833      6,541     7,217     7,903
MSCI World REIT Index                              10,000     10,656      9,061      7,901     3,678      6,086     6,578     7,124

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2010

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2007 (commencement of trading) through September 30, 2010. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


-----------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
8/30/07 - 9/30/07                       9                        10                        1                         0
10/1/07 - 9/30/08                      58                        63                       48                        11
10/1/08 - 9/30/09                      44                        48                       40                        49
10/1/09 - 9/30/10                     109                        64                       14                         9

-----------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
8/30/07 - 9/30/07                       1                         0                        0                         0
10/1/07 - 9/30/08                      35                        21                       12                         5
10/1/08 - 9/30/09                      16                        17                       12                        26
10/1/09 - 9/30/10                      32                        22                        2                         0

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------
FGD - FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its assets in common stocks that comprise the Select Dividend Index or in Depositary Receipts representing securities in the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL         CUMULATIVE
                                                                                         TOTAL RETURNS        TOTAL RETURNS
                                                                    1 Year Ended     Inception (11/21/07) Inception (11/21/07)
                                                                      09/30/10            to 09/30/10          to 09/30/10
FUND PERFORMANCE
 NAV                                                                  10.33%                -4.87%              -13.31%
 Market Price                                                         10.52%                -4.79%              -13.11%
INDEX PERFORMANCE
 Dow Jones Global Select Dividend Index(SM)                           10.62%                -4.72%              -12.91%
 Dow Jones World Developed Markets Index(SM)                           7.82%                -6.03%              -16.28%
 MSCI World Index                                                      6.76%                -6.90%              -18.48%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund's NAV return of 10.33% for the twelve months ended September 30, 2010 outperformed the benchmark MSCI World Index return of 6.76% by 3.57%. The currency effect related to holding assets denominated in foreign securities was muted during the quarter, adding only +0.5% to the Fund's total return. Gains in the strengthening Australian dollar outpaced the weakness in the beleaguered Euro. Industrial stocks such as Finnish industrial supplier Metso (+79.1% local) were bright spots in the portfolio, as they rose steadily during the period on optimism of a global economic recovery. While most sectors added to the Fund's total return during the period, the Financials sector was a slight drag on performance. Plagued by the European debt crisis, Italian life insurer Milano Assicurazioni (-41.1% local) was a detractor from performance in the sector. Relative to the benchmark, the Fund derived outperformance by being underweight in the weak-performing Financials sector, in addition to a positive stock selection effect in the Industrials sector, where the Fund's holdings outperformed those of the benchmark (+27.6% local vs. +14.2% local).

-------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
------------------------------------------------------------------------------
    (by contribution to return over the 12 months ended September 30, 2010)

         TOP-PERFORMING STOCKS                    BOTTOM-PERFORMING STOCKS

              Metso Corp.                       Billabong International Ltd.
             StarHub Ltd.                                  RWE AG
     Jardine Cycle & Carriage Ltd.                      HMV Group PLC
                IMI PLC                          Milano Assicurazioni S.p.A.
              Orica Ltd.                                   BP PLC

________________________
Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

FGD - FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (CONTINUED)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2010
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECTOR                                   LONG-TERM INVESTMENTS
Utilities                                       20.41%
Telecommunication Services                      18.18
Industrials                                     15.42
Financials                                      13.52
Consumer Discretionary                           8.76
Energy                                           6.78
Materials                                        6.64
Consumer Staples                                 5.55
Information Technology                           3.20
Health Care                                      1.54
                                               -------
      Total                                    100.00%
                                               =======

-------------------------------------------------------------------------------
Top Ten Portfolio Holdings as of September 30, 2010
-------------------------------------------------------------------------------
                                             % OF TOTAL
 SECURITY                               LONG-TERM INVESTMENTS
StarHub Ltd.                                    2.17%
MAp Group                                       1.96
Bell Aliant Regional
   Communications Income Fund                   1.81
Commonwealth Property Office Fund               1.66
Crescent Point Energy Corp.                     1.63
Westfield Group                                 1.57
Altria Group, Inc.                              1.54
Stockland                                       1.53
CenturyLink, Inc.                               1.50
Severn Trent PLC                                1.46
                                               ------
      Total                                    16.83%
                                               ======


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2010

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

FUND/INDEX                                                   11/21/07   3/31/08   9/30/08   3/31/09   9/30/09  3/31/10  9/30/10
----------                                                   --------   -------   -------   -------   -------  -------  -------
First Trust Dow Jones Global Select Dividend Index Fund      $10,000    $ 9,345   $ 7,028   $ 4,375   $ 7,857  $ 8,160  $ 8,669
Dow Jones Global Select Dividend Index(SM)                    10,000      9,362     6,925     4,380     7,873    8,200    8,709
Dow Jones World Developed Markets Index(SM)                   10,000      9,379     7,816     5,416     7,765    8,381    8,372
MSCI World Index                                              10,000      9,378     7,815     5,385     7,636    8,204    8,152

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2010

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 27, 2007 (commencement of trading) through September 30, 2010. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

-----------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
11/27/07 - 9/30/08                     21                       22                        54                       69
10/1/08 - 9/30/09                      22                       33                        59                       71
10/1/09 - 9/30/10                      129                      53                         8                        3

-----------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
11/27/07 - 9/30/08                     17                         6                       12                        12
10/1/08 - 9/30/09                      17                        12                       22                        16
10/1/09 - 9/30/10                      47                        11                        1                         0

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

FAN - FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy Index (the "ISE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its assets in common stocks that comprise the ISE Index or in Depositary Receipts representing securities in the ISE Index.

The ISE Index was developed and is owned by the International Securities Exchange, LLC, in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the ISE Index. The ISE Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        AVERAGE ANNUAL         CUMULATIVE
                                                                                         TOTAL RETURNS        TOTAL RETURNS
                                                                    1 Year Ended     Inception (06/16/08) Inception (06/16/08)
                                                                      09/30/10            to 09/30/10          to 09/30/10
FUND PERFORMANCE
 NAV                                                                 -35.10%               -36.42%              -64.55%
 Market Price                                                        -35.08%               -36.49%              -64.65%
INDEX PERFORMANCE
 ISE Global Wind Energy Index                                        -34.21%               -35.78%              -63.74%
 Russell 3000(R) Index                                                10.96%                -4.90%              -10.87%
 MSCI World Index                                                      6.76%                -7.09%              -15.50%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund's NAV return of -35.10% for the twelve months ended September 30, 2010 underperformed the benchmark MSCI World Index return of 6.76% by -41.86%. The Greek credit crisis, along with mounting concerns around Spanish and Portuguese debt, hurt the performance of European-based wind companies and utilities, such as Iberdrola (-26.9% local) and Gamesa (-66.5% local). Additionally, continued tightening of debt in the European nations has hindered large wind turbine manufacturers such as Nordex (-43.5% local) and Clipper Windpower (-69.3% local). The companies are highly dependent on beneficial fiscal policy initiatives, low interest rates, and free flowing credit. From a policy perspective, Germany announced a cut to its feed in tariff, which sent a ripple through clean energy companies serving the country, while Spain announced that it was going to require utilities to burn a set amount of locally-mined coal. While interest rates remained low, concern of increasing rates, and a slow-moving credit market amongst European countries, hindered performance among the Fund's wind companies.

-------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
------------------------------------------------------------------------------
    (by contribution to return over the 12 months ended September 30, 2010)

            TOP-PERFORMING STOCKS                BOTTOM-PERFORMING STOCKS

                 Deere & Co.                      Broadwind Energy, Inc.
                   SKF AB                           EDP Renovaveis S.A.
               AGL Energy Ltd.              Hansen Transmissions International
        Allegheny Technologies, Inc.              Vestas Wind Systems A/S
             Siemens AG, ADR                   Gamesa Corp. Tecnologica S.A.

________________________
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Wind Energy Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Wind Energy Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

FAN - FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (CONTINUED)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2010
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECTOR                                   LONG-TERM INVESTMENTS
Utilities                                       52.35%
Industrials                                     39.40
Energy                                           6.36
Materials                                        1.25
Consumer Discretionary                           0.64
                                               -------
      Total                                    100.00%
                                               =======

-------------------------------------------------------------------------------
 Top Ten Portfolio Holdings as of September 30, 2010
-------------------------------------------------------------------------------
                                             % OF TOTAL
 SECURITY                               LONG-TERM INVESTMENTS

Iberdrola Renovables S.A.                       7.91%
EDP Renovaveis S.A.                             7.67
Repower Systems AG                              6.40
China Longyuan Power Group Corp.,
Class H                                         6.23
Vestas Wind Systems A/S                         6.03
Gamesa Corp. Tecnologica S.A.                   4.65
Infigen Energy                                  4.47
Nordex AG                                       4.43
Fersa Energias Renovables S.A.                  3.03
Hansen Transmissions International              2.66
                                               ------
      Total                                    53.48%
                                               ======


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2010

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

FUND/INDEX                                                  6/16/08   9/30/08   3/31/09   9/30/09   3/31/10   9/30/10
----------                                                  -------   -------   -------   -------   -------   -------
First Trust ISE Global Wind Energy Index Fund               $10,000   $ 6,370   $ 3,502   $ 5,461   $ 4,574   $ 3,544
ISE Global Wind Energy Index                                 10,000     6,314     3,515     5,512     4,646     3,626
Russell 3000(R) Index                                        10,000     8,583     5,912     8,032     9,011     8,912
MSCI World Index                                             10,000     8,101     5,582     7,916     8,505     8,451

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2010

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 18, 2008 (commencement of trading) through September 30, 2010. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


-----------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
6/18/08 - 9/30/08                      24                        17                       13                         2
10/1/08 - 9/30/09                      57                        52                       40                        11
10/1/09 - 9/30/10                      77                        18                        1                         0

-----------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
6/18/08 - 9/30/08                       6                         1                        8                         2
10/1/08 - 9/30/09                      41                        30                       17                         4
10/1/09 - 9/30/10                     108                        41                        7                         0

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

FLM - FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

First Trust ISE Global Engineering and Construction Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the ISE Global Engineering and Construction Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in all of the securities (including applicable Depositary Receipts) comprising the Index in proportion to their weightings in the Index.

The Index was developed and is owned by the International Securities Exchange, LLC, in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        AVERAGE ANNUAL         CUMULATIVE
                                                                                         TOTAL RETURNS        TOTAL RETURNS
                                                                    1 Year Ended     Inception (10/13/08) Inception (10/13/08)
                                                                      09/30/10            to 09/30/10          to 09/30/10
FUND PERFORMANCE
 NAV                                                                   1.03%                16.60%               35.22%
 Market Price                                                          0.76%                16.50%               34.99%
INDEX PERFORMANCE
 ISE Global Engineering and Construction Index                         1.88%                20.26%               43.68%
 Russell 3000(R) Index                                                10.96%                10.35%               21.34%
 MSCI World Industrials Index                                         14.48%                15.10%               31.81%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund's NAV return of 1.03% for the twelve months ended September 30, 2010 underperformed the benchmark MSCI World Industrials Index return of 14.48% by -13.45%. The effect of holding foreign currency during the period was muted, as gains in Australian dollar exposure offset losses from Euro exposure. China State Construction (+45.0% local) was the top-contributing stock, as the company surged +95.8% in the third quarter 2010. As government stimulus funds began to flow into the private sector in the first and third quarters of 2010, contracting giants such as Chicago Bridge & Iron (+30.9%) led the construction sector higher, making up for the fourth quarter of 2009, when the industry generally lagged. Conversely, the Netherlands-based construction company Koninklijke BAM Groep was one of the weakest-performing stocks in the Fund (-16.0% local). The stock dropped amidst a lower profit outlook due to weaker European conditions, along with plans for a dilutive equity offering. Underperformance in the Fund is primarily related to the Fund's concentration in the construction and engineering industries, two that lagged other industries in the Industrials sector, such as Aerospace & Defense (+12.9% local) and Machinery (+30.2% local).

-------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
------------------------------------------------------------------------------
    (by contribution to return over the 12 months ended September 30, 2010)

                 TOP-PERFORMING STOCKS                BOTTOM-PERFORMING STOCKS

 China State Construction International Holdings Ltd.      Eiffage S.A.
                      Skanska AB                         Impreglio S.p.A.
                       AMEC PLC                   Jacobs Engineering Group, Inc.
            Chicago Bridge & Iron Co. N.V.               Foster Wheeler AG
                  Aker Solutions ASA                  Sacyr-Vallehermoso S.A.

________________________
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Engineering and Construction Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Engineering and Construction Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

FLM - FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (CONTINUED)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2010
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECTOR                                   LONG-TERM INVESTMENTS
Industrials                                     90.13%
Energy                                           9.87
                                               -------
      Total                                    100.00%
                                               =======

-------------------------------------------------------------------------------
 Top Ten Portfolio Holdings as of September 30, 2010
-------------------------------------------------------------------------------
                                              % OF TOTAL
 SECURITY                                LONG-TERM INVESTMENTS
China State Construction
International Holdings Ltd.                     5.00%
ACS Actividades de Construccion y
   Servicios S.A.                               3.30
McDermott International, Inc.                   3.17
Orascom Construction Industries,
GDR                                             3.00
Vinci S.A.                                      2.95
Hochtief AG                                     2.89
Leighton Holdings Ltd.                          2.87
Fluor Corp.                                     2.79
Bouygues S.A.                                   2.67
SNC-Lavalin Group, Inc.                         2.63
                                               ------
      Total                                    31.27%
                                               ======


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2010

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

FUND/INDEX                                                             10/13/08    3/31/09    9/30/09    3/31/10    9/30/10
----------                                                             -------     -------    -------    -------    -------
First Trust ISE Global Engineering and Construction Index Fund         $10,000     $ 8,987    $13,384    $13,471    $13,522
ISE Global Engineering and Construction Index                           10,000       9,388     14,103     14,263     14,368
Russell 3000(R) Index                                                   10,000       8,048     10,935     12,269     12,133
MSCI World Industrials Index                                            10,000       7,741     11,514     12,962     13,181

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2010

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 15, 2008 (commencement of trading) through September 30, 2010. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

-----------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
10/15/08 - 9/30/09                     79                        44                       32                        26
10/1/09 - 9/30/10                     112                        28                        2                         0

-----------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
10/15/08 - 9/30/09                     36                        12                        8                         5
10/1/09 - 9/30/10                      88                        18                        4                         0

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

GRID - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector.




--------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2010
--------------------------------------------------------------------------------

                                                                CUMULATIVE
                                                               TOTAL RETURNS
                                                           Inception (11/16/09)
                                                                to 09/30/10

FUND PERFORMANCE
 NAV                                                                1.54%
 Market Price                                                       1.33%
INDEX PERFORMANCE
 NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM)    2.36%
 S&P 1500 Industrials Index                                        12.49%
 Russell 3000(R) Index                                              6.14%
 MSCI World Industrials Index(1)                                    9.97%
--------------------------------------------------------------------------------
1 The broad-based securities market index is changing from S&P 500 Industrials Index to MSCI World Industrials Index because the MSCI World Industrials Index better reflects the composition of the fund.

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund's since inception (11/16/2009) NAV return of 1.54% underperformed the benchmark S&P 1500 Industrials Index return of 12.49% by -10.95%. The effect of holding foreign currency during the period was only slightly detrimental (detracting -0.6% from total return), as gains in Australian dollar exposure offset losses from Euro exposure. A steady string of strong earnings results and forecasts helped Power-One to its +155.8% return during the period, making the stock the top performing in the Fund. Holdings of smart grid companies General Cable (-18.8%) and Echelon (-29.7%) were the main drag on the portfolio's performance, as both companies suffered from analyst downgrades during the period. Additionally, during the period from November 2009 to March 2010, American Superconductor (-2.2%) traded lower on concerns about the lack of diversification of its sales, and subsequent reliance on Chinese-based customers. The stock made up much of its weakness during the period from April 2010 to September 2010, when the stock rallied +7.6% on strong earnings news. Underperformance in the Fund is primarily related to the Fund's concentration in the Electrical Equipment industry, one that lagged other industries in the Industrials sector, such as Aerospace & Defense (+24.1%) and Machinery (+19.2%).

------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
------------------------------------------------------------------------------
    (by contribution to return over the 12 months ended September 30, 2010)

          TOP-PERFORMING STOCKS              BOTTOM-PERFORMING STOCKS

             Power-One, Inc.                      Comverge, Inc.
           ITC Holdings Corp.                    Telvent GIT S.A.
         Schneider Electric S.A.                General Cable Corp.
         Satcon Technology Corp.                   Echelon Corp.
        Wesco International, Inc.               NGK Insulators Ltd.

________________________
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ(R) Stock Market, Inc. ("NASDAQ(R)") and Clean Edge, Inc. ("Clean Edge(R)") respectively. NASDAQ(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

GRID - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (CONTINUED)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2010
-------------------------------------------------------------------------------
                                              % OF TOTAL
 SECTOR                                  LONG-TERM INVESTMENTS
Industrials                                     64.55%
Information Technology                          21.38
Utilities                                       14.07
                                               -------
      Total                                    100.00%
                                               =======

-------------------------------------------------------------------------------
 Top Ten Portfolio Holdings as of September 30, 2010
-------------------------------------------------------------------------------
                                             % OF TOTAL
 SECURITY                               LONG-TERM INVESTMENTS
Schneider Electric S.A.                         8.74%
Red Electrica Corp. SA                          8.21
NGK Insulators Ltd.                             8.08
SMA Solar Technology AG                         8.06
Quanta Services, Inc.                           7.71
General Cable Corp.                             4.34
Prysmian S.p.A.                                 4.20
American Superconductor Corp.                   4.05
ITC Holdings Corp.                              3.96
Itron, Inc.                                     3.93
                                               ------
      Total                                    61.28%
                                               ======


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2010

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

FUND/INDEX                                                                   11/16/09    3/31/10    9/30/10
----------                                                                   --------    -------    -------
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund     $10,000     $10,257    $10,154
NASDAQ(R) OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM)            10,000      10,297     10,236
Russell 3000(R) Index                                                         10,000      10,731     10,614
S&P 1500 Industrials Index                                                    10,000      11,205     11,249
MSCI World Industrials Index                                                  10,000      10,814     10,997

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2010

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 17, 2009 (commencement of trading) through September 30, 2010. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

-----------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
11/17/09 - 9/30/10                    146                         5                        4                         1

-----------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
11/17/09 - 9/30/10                     57                         4                        1                         1

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

CU - FIRST TRUST ISE GLOBAL COPPER INDEX FUND

First Trust ISE Global Copper Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Copper(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "CU." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in the copper mining business based on analysis of revenue derived from the sale of copper. Issuers of component securities must be actively engaged in some aspect of the copper mining business such as copper mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for copper continues to evolve.


--------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2010
--------------------------------------------------------------------------------

                                                            CUMULATIVE
                                                           TOTAL RETURNS
                                                       Inception (03/11/10)
                                                            to 09/30/10

FUND PERFORMANCE
 NAV                                                          12.08%
 Market Price                                                 12.42%
INDEX PERFORMANCE
 ISE Global Copper(TM) Index                                  13.29%
 MSCI All Country World Materials Index                        4.40%
 MSCI All Country World Index                                  2.20%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund's since inception (03/11/2010) NAV return of 12.08% outperformed the benchmark MSCI All Country World Materials Index return of 4.40% by 7.68%. In addition to an increasingly optimistic economic outlook, copper miners in general benefitted from rising copper prices and falling copper inventories. Canadian miners such as Equinox Minerals (+54.1% local) and Ivanhoe Mines (+49.5% local) were among the top performers in the Fund. Copper miners also tended to outperform other metal miners, contributing to the Fund's outperformance of the broader materials benchmark from inception to September 30, 2010.

------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
------------------------------------------------------------------------------
    (by contribution to return over the 12 months ended September 30, 2010)

             TOP-PERFORMING STOCKS               BOTTOM-PERFORMING STOCKS

            KGHM Polska Miedz S.A.                   Anvil Mining Ltd.
             Equinox Minerals Ltd.             First Quantum Minerals Ltd.
              Ivanhoe Mines Ltd.                  Quadra FNX Mining Ltd.
                Antofagasta PLC                    Vedanta Resources PLC
              Katanga Mining Ltd.                    BHP Billiton Ltd.

________________________
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Copper(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Copper(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

CU - FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CONTINUED)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2010
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECTOR                                   LONG-TERM INVESTMENTS
Materials                                      100.00%
                                               -------
      Total                                    100.00%
                                               =======

-------------------------------------------------------------------------------
 Top Ten Portfolio Holdings as of September 30, 2010
-------------------------------------------------------------------------------
                                             % OF TOTAL
 SECURITY                               LONG-TERM INVESTMENTS
Kazakhmys PLC                                   5.93%
Antofagasta PLC                                 5.79
Xstrata PLC                                     5.63
Southern Copper Corp.                           5.59
Rio Tinto PLC, ADR                              5.57
Freeport-McMoRan Copper & Gold, Inc.            5.54
Ivanhoe Mines Ltd.                              5.05
Katanga Mining Ltd.                             4.86
First Quantum Minerals Ltd.                     4.79
Equinox Minerals Ltd.                           4.43
                                               ------
      Total                                    53.18%
                                               ======


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2010

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

FUND/INDEX                                                   11/16/09   3/31/10   9/30/10
----------                                                   --------   -------   -------
First Trust ISE Global Copper Index Fund                     $10,000    $10,297   $11,208
ISE Global Copper(TM) Index                                   10,000     10,337    11,329
MSCI All Country World Index                                  10,000     10,172    10,220
MSCI All Country World Materials Index                        10,000     10,291    10,440

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2010

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through September 30, 2010. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


-----------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
3/12/10 - 9/30/10                      71                        43                        7                         0

-----------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
3/12/10 - 9/30/10                      18                         1                        1                        0

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

PLTM - FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

First Trust ISE Global Platinum Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Platinum(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "PLTM." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in platinum group metals ("PGM") mining based on revenue analysis of those companies. PGMs collectively refer to six elements, platinum, palladium, osmium, iridium, ruthenium and rhodium, which have similar physical and chemical properties and tend to occur together in the same mineral deposits. Issuers of component securities must be actively engaged in some aspect of PGM mining such as mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for PGMs continues to evolve.


--------------------------------------------------------------------------------
PERFORMANCE AS OF SEPTEMBER 30, 2010
--------------------------------------------------------------------------------

                                                               CUMULATIVE
                                                              TOTAL RETURNS
                                                          Inception (03/11/10)
                                                               to 09/30/10

FUND PERFORMANCE
 NAV                                                             -2.06%
 Market Price                                                    -1.96%
INDEX PERFORMANCE
 ISE Global Platinum(TM) Index                                   -0.66%
 MSCI All Country World Materials Index                           4.40%
 MSCI All Country World Index                                     2.20%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund's since inception (03/11/2010) NAV return of -2.06% underperformed the benchmark MSCI All Country World Materials Index return of 4.40% by -6.46%. The currency effect was positive during the period, as the Fund benefitted from exposure to an appreciating South African Rand and British Pound over the period. In total, the currency effect added +2.9% to the Fund's total return. Extremely high inventory levels of platinum and palladium were a drag on the performance of platinum miners during the period. The announcement of increased mining regulation in South Africa during the period was a key contributor to the negative returns of several mining companies such as Aquarius Platinum (-12.7% local) and Anooraq Resources (-36.4% local). Though the regulation is good for labor, as well as the long-term outlook for these mining companies, it caused a brief disruption in these companies' quarterly earnings. Relative to the broader materials index, the Fund underperformed due to its larger exposure to platinum and palladium miners, a group that underperformed broader metal miners and chemical companies represented by the benchmark.

------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
------------------------------------------------------------------------------
    (by contribution to return over the 12 months ended September 30, 2010)

             TOP-PERFORMING STOCKS          BOTTOM-PERFORMING STOCKS

           Minmetals Resources Ltd.           FNX Mining Co., Inc.
                  Xstrata PLC                      Lonmin PLC
              Johnson Matthey PLC            Platinum Australia Ltd.
             Stillwater Mining Co.           Aquarius Platinum Ltd.
           Gold Wheaton Gold Corp.            Anooraq Resources Corp.

________________________
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Global Platinum(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Platinum(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

PLTM - FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (CONTINUED)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2010
-------------------------------------------------------------------------------
                                               % OF TOTAL
 SECTOR                                   LONG-TERM INVESTMENTS
Materials                                       97.49%
Information Technology                           2.51
                                               -------
      Total                                    100.00%
                                               =======

-------------------------------------------------------------------------------
 Top Ten Portfolio Holdings as of September 30, 2010
-------------------------------------------------------------------------------
                                             % OF TOTAL
 SECURITY                               LONG-TERM INVESTMENTS
Northam Platinum Ltd.                           7.08%
Anglo Platinum Ltd.                             6.94
Impala Platinum Holdings Ltd.                   6.93
Johnson Matthey PLC                             6.89
Lonmin PLC                                      6.83
MMC Norilsk Nickel, ADR                         6.74
Stillwater Mining Co.                           4.81
Eastern Platinum Ltd.                           4.65
Minmetals Resources Ltd.                        4.59
Xstrata PLC                                     4.54
                                               ------
      Total                                    60.00%
                                               ======


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      AUGUST 27, 2007 - SEPTEMBER 30, 2010

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

FUND/INDEX                                            3/11/10   3/31/10   9/30/10
----------                                            -------   -------   -------
First Trust ISE Global Platinum Index Fund            $10,000   $10,337   $ 9,794
ISE Global Platinum(TM) Index                          10,000    10,383     9,934
MSCI All Country World Index                           10,000    10,172    10,220
MSCI All Country World Materials Index                 10,000    10,291    10,440

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2010

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through September 30, 2010. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


-----------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
3/12/10 - 9/30/10                      80                        43                        3                         1

-----------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
3/12/10 - 9/30/10                      14                         0                        0                         0

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

BICK - FIRST TRUST BICK INDEX FUND

The First Trust BICK Index Fund (the "Fund") (inception 04/12/2010) seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index call the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, Inc. under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors. The Index has been created to provide investors an opportunity to take advantage of both event-driven news and long-term economic trends as the economies of these countries continue to evolve.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------
                                                        CUMULATIVE
                                                       TOTAL RETURNS
                                                   Inception (04/12/10)
                                                        to 09/30/10

FUND PERFORMANCE
 NAV                                                       4.17%
 Market Price                                              5.47%
INDEX PERFORMANCE
 ISE BICK(TM) Index                                        4.88%
 MSCI All Country World Index                             -2.00%
 MSCI Emerging Markets Index                               4.87%
-------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund's since inception (04/12/2010) NAV return of 4.17% narrowly underperformed the benchmark MSCI Emerging Markets Index return of 4.87% by -0.70%. The currency effect in the portfolio was muted during the period, with slight gains from the Brazilian Real offsetting slight losses from exposure to the South Korean Won. India and South Korea were the best-performing countries during the quarter, with local returns from each country in excess of +8.0%. Brazilian stocks were the weak spot in the Fund's portfolio, as European debt woes plagued mining and materials stocks such as Usinas Siderurgicas de Minas Gerais (-32.1% local) and Fibria Celulose (-24.0% local) from inception to September 30, 2010.


------------------------------------------------------------------------------
                   Top Five and Bottom Five Performing Stocks
------------------------------------------------------------------------------
         (by contribution to return over the approximately 5 1/2 months ended September 30, 2010)

          TOP-PERFORMING STOCKS            BOTTOM-PERFORMING STOCKS

      State Bank of India, GDR          Usinas Siderurgicas de Minas Gerais
        S.A. Tata Motors Ltd., ADR              Angang Steel Co. Ltd.
              Baidu, Inc., ADR           Patni Computer Systems Ltd., ADR
          Hyundai Mobis Co. Ltd.        Sterlite Industries (India) Ltd., ADR
       Larsen & Toubro Ltd., GDR         Satyam Computer Services Ltd., ADR

________________________
"International Securities Exchange(TM)", "ISE(TM)" and "ISE BICK(TM) Index" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE BICK(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such product.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

BICK - FIRST TRUST BICK INDEX FUND (CONTINUED)

-------------------------------------------------------------------------------
Portfolio Sector Allocation as of September 30, 2010
-------------------------------------------------------------------------------
                                              % OF TOTAL
 SECTOR                                  LONG-TERM INVESTMENTS
Financials                                      27.20%
Information Technology                          16.51
Materials                                       12.69
Consumer Discretionary                          11.32
Energy                                           9.98
Industrials                                      9.87
Consumer Staples                                 4.91
Telecommunication Services                       3.85
Utilities                                        1.90
Health Care                                      1.77
                                               -------
      Total                                    100.00%
                                               =======

-------------------------------------------------------------------------------
 Top Ten Portfolio Holdings as of September 30, 2010
-------------------------------------------------------------------------------
                                             % OF TOTAL
 SECURITY                               LONG-TERM INVESTMENTS
Axis Bank Ltd., GDR                             1.95%
Tata Motors Ltd., ADR                           1.89
Larsen & Toubro Ltd., ADR                       1.88
State Bank of India, GDR                        1.88
HDFC Bank Ltd., ADR                             1.84
Wipro Ltd., ADR                                 1.84
Mahindra & Mahindra Ltd., GDR                   1.84
ICICI Bank Ltd., ADR                            1.84
Infosys Technologies Ltd., ADR                  1.82
Reliance Industries Ltd., GDR                   1.79
                                               ------
      Total                                    18.57%
                                               ======


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                      APRIL 12, 2010 - SEPTEMBER 30, 2010

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


FUND/INDEX                                            4/12/10   9/30/10
----------                                            -------   -------
First Trust BICK Index Fund                           $10,000   $10,417
ISE BICK(TM) Index                                     10,000    10,488
MSCI All Country World Index                           10,000     9,800
MSCI Emerging Markets Index                            10,000    10,487


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2010

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 13, 2010 (commencement of trading) through September 30, 2010. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


-----------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/13/10 - 9/30/10                      20                        46                       47                         1

-----------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD                     0.00%-0.49%              0.50%-0.99%               1.00%-1.99%                >=2.00%
4/13/10 - 9/30/10                       3                         2                        0                         0

--------------------------------------------------------------------------------
Notes to Fund Performance Overview
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

Understanding Your Fund Expenses
September 30, 2010 (Unaudited)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, or the First Trust BICK Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended September 30, 2010.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   APRIL 1, 2010    SEPTEMBER 30, 2010     PERIOD (A)           PERIOD (B)
--------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND
Actual                                                $1,000.00         $1,015.80               0.60%              $3.03
Hypothetical (5% return before expenses)              $1,000.00         $1,022.06               0.60%              $3.04

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

Actual                                                $1,000.00         $1,087.50               0.60%              $3.14
Hypothetical (5% return before expenses)              $1,000.00         $1,022.06               0.60%              $3.04

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

Actual                                                $1,000.00         $1,062.30               0.60%              $3.10
Hypothetical (5% return before expenses)              $1,000.00         $1,022.06               0.60%              $3.04

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
Actual                                                $1,000.00           $774.90               0.60%              $2.67
Hypothetical (5% return before expenses)              $1,000.00         $1,022.06               0.60%              $3.04


                                                                         Page 23




FIRST TRUST EXCHANGE-TRADED FUND II

Understanding Your Fund Expenses
September 30, 2010 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   APRIL 1, 2010    SEPTEMBER 30, 2010     PERIOD (A)          PERIOD (B)
--------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

Actual                                                $1,000.00         $1,003.80               0.70%              $3.52
Hypothetical (5% return before expenses)              $1,000.00         $1,021.56               0.70%              $3.55

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND
Actual                                                $1,000.00           $989.90               0.70%              $3.49
Hypothetical (5% return before expenses)              $1,000.00         $1,021.56               0.70%              $3.55

FIRST TRUST ISE GLOBAL COPPER INDEX FUND
Actual                                                $1,000.00         $1,088.50               0.70%              $3.66
Hypothetical (5% return before expenses)              $1,000.00         $1,021.56               0.70%              $3.55

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND
Actual                                                $1,000.00           $947.50               0.70%              $3.42
Hypothetical (5% return before expenses)              $1,000.00         $1,021.56               0.70%              $3.55

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE       APRIL 12, 2010
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS            TO
                                                APRIL 12, 2010 (C)  SEPTEMBER 30, 2010  IN THE PERIOD (A)  SEPTEMBER 30, 2010 (D)
--------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST BICK INDEX FUND
Actual                                                $1,000.00         $1,041.70               0.70%              $3.37
Hypothetical (5% return before expenses)              $1,000.00         $1,021.56               0.70%              $3.55

________________________

(a) These expense ratios reflect expense caps.
(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1, 2010 through September 30, 2010), multiplied by 183/365 (to reflect the one-half year period).
(c) Inception date.
(d) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 12, 2010 through September 30, 2010), multiplied by 172/365. Hypothetical expenses are assumed for the most recent half-year period.

First Trust STOXX(R) European Select Dividend Index Fund

Portfolio of Investments (a)
September 30, 2010


    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) -- 99.8%
            BELGIUM -- 3.9%
     6,546  Belgacom S.A.                    $      255,267
                                              _____________
            BERMUDA -- 4.4%
    53,928  Catlin Group Ltd.                       288,455
                                              _____________
            FRANCE -- 8.9%
    11,180  France Telecom S.A.                     241,572
     4,484  Lagardere S.C.A.                        175,163
     7,118  SCOR SE                                 170,105
                                              _____________
                                                    586,840
                                              _____________
            GERMANY -- 10.8%
     2,233  BASF SE                                 140,807
    19,968  Deutsche Telekom AG                     273,167
     1,037  Muenchener Rueckversicherungs-
               Gesellschaft AG                      143,631
     2,390  RWE AG                                  152,336
                                              _____________
                                                    709,941
                                              _____________
            IRELAND -- 1.3%
     5,418  CRH PLC                                  88,929
                                              _____________
            ITALY -- 7.4%
    55,828  Enel S.p.A                              297,581
    38,009  Snam Rete Gas S.p.A                     192,496
                                              _____________
                                                    490,077
                                              _____________
            NETHERLANDS -- 9.0%
    13,494  Koninklijke (Royal) KPN N.V.            208,699
     5,119  Koninklijke Boskalis
               Westminster N.V.                     214,833
     7,969  Wolters Kluwer N.V.                     167,302
                                              _____________
                                                    590,834
                                              _____________
            NORWAY -- 2.0%
     6,458  StatoilHydro ASA                        134,735
                                              _____________
            SPAIN -- 6.6%
    46,197  Banco de Sabadell S.A.                  231,382
    16,035  Banco Santander S.A.                    203,667
                                              _____________
                                                    435,049
                                              _____________
            SWEDEN -- 2.2%
     4,219  Ratos AB                                145,717
                                              _____________
            SWITZERLAND -- 7.4%
     1,591  Baloise Holding AG                      143,451
       440  Swisscom AG                             177,451
       721  Zurich Financial Services AG            168,978
                                              _____________
                                                    489,880
                                              _____________
            UNITED KINGDOM -- 35.9%
    35,470  Amlin PLC                               223,603
     5,285  AstraZeneca PLC                         268,451
    48,567  Carillion PLC                           239,180
    11,891  GlaxoSmithKline PLC                     234,334
   145,184  Man Group PLC                           499,699
    22,954  Provident Financial PLC                 297,120


    Shares   Description                                Value
-------------------------------------------------------------

            UNITED KINGDOM (CONTINUED)
   150,892  RSA Insurance Group PLC          $      309,805
    32,269  United Utilities Group PLC              290,461
                                              _____________
                                                  2,362,653
                                              _____________

            TOTAL INVESTMENTS -- 99.8%            6,578,377
            (Cost $6,666,206) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                   10,166
                                              _____________
            NET ASSETS -- 100.0%              $   6,588,543
                                              =============



(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) Aggregate cost for federal income tax purposes is $6,828,771. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $289,671 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $540,065.

VALUATION INPUTS
________________________
A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1      LEVEL 2       LEVEL 3
_____________________________________________________________________
Common Stocks*         $ 6,578,377   $      --     $      --
                       ==============================================

* See Portfolio of Investments for country breakout.


                     See Notes to Financial Statements                   Page 25

First Trust STOXX(R) European Select Dividend Index Fund

September 30, 2010
                                                   % OF
INDUSTRY                                           NET ASSETS
---------------------------------------------------------------
Insurance                                           22.0%
Diversified Telecommunication Services              17.5
Capital Markets                                      9.8
Pharmaceuticals                                      7.6
Construction & Engineering                           6.9
Multi-Utilities                                      6.7
Commercial Banks                                     6.6
Media                                                5.2
Electric Utilities                                   4.5
Consumer Finance                                     4.5
Gas Utilities                                        2.9
Chemicals                                            2.1
Oil, Gas & Consumable Fuels                          2.1
Construction Materials                               1.4
---------------------------------------------------------------
TOTAL INVESTMENTS                                   99.8
NET OTHER ASSETS AND LIABILITIES                     0.2
                                                ___________
TOTAL                                              100.0%
                                                ===========


Page 26           See Notes to Financial Statements

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

Portfolio of Investments (a)
September 30, 2010


    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) -- 99.7%
            AUSTRALIA -- 8.9%
    26,421  Bunnings Warehouse Property
               Trust                        $        47,116
   116,503  CFS Retail Property Trust               213,388
   123,548  Commonwealth Property Office
                Fund                                109,862
   299,389  Dexus Property Group                    247,415
    53,875  FKP Property Group                       44,262
   394,094  Goodman Group                           245,687
   114,800  GPT Group                               326,222
   196,196  GPT Group, In Specie (c) (d) (e)              0
   160,382  ING Industrial Fund                      75,958
   168,847  ING Office Fund                          97,919
    18,920  Macquarie CountryWide Trust              52,484
    30,145  Macquarie Office Trust                   71,093
   211,336  Mirvac Group                            271,674
   147,438  Stockland                               547,223
   142,781  Westfield Group                       1,691,937
                                              _____________
                                                  4,042,240
                                              _____________
            AUSTRIA -- 0.3%
     5,399  CA Immobilien Anlagen AG (c)             76,914
     5,281  Conwert Immobilien Invest AG             76,061
                                              _____________
                                                    152,975
                                              _____________

            BELGIUM -- 0.6%
     1,039  Befimmo S.C.A                            87,818
       825  Cofinimmo S.A.                          109,510
       429  Intervest Offices N.V.                   13,445
        99  Leasinvest Real Estate S.C.A              8,604
       582  Warehouses de Pauw S.C.A                 29,880
       132  Wereldhave Belgium S.C.A                 11,535
                                              _____________
                                                    260,792
                                              _____________
            BERMUDA -- 2.2%
   103,922  Hongkong Land Holdings Ltd.             645,356
    42,503  Hopson Development Holdings Ltd.         47,494
    44,027  Kerry Properties Ltd.                   239,461
     5,608  Orient-Express Hotels Ltd.,
               Class A (c)                           62,529
                                              _____________
                                                    994,840
                                              _____________

            CANADA -- 4.4%
     2,411  Allied Properties Real Estate
               Investment Trust                      53,192
     4,058  Artis Real Estate Investment Trust       54,546
     3,001  Boardwalk Real Estate Investment
               Trust                                137,085
    23,228  Brookfield Properties Corp.             362,789
     5,731  Calloway Real Estate Investment
               Trust                                134,572
     4,239  Canadian Apartment Properties
               Real Estate Investment Trust          70,039
     4,092  Canadian Real Estate Investment
               Trust                                124,283


    Shares   Description                                Value
-------------------------------------------------------------

            CANADA (CONTINUED)
     7,928  Chartwell Seniors Housing Real
               Estate Investment Trust      $        69,271
     3,815  Cominar Real Estate Investment
               Trust                                 80,386
     2,149  Crombie Real Estate Investment
               Trust                                 26,797
     2,553  Dundee Real Estate Investment
               Trust                                 69,700
     4,895  Extendicare Real Estate Investment
               Trust                                 48,764
     3,963  First Capital Realty, Inc.               59,701
     8,898  H&R Real Estate Investment Trust        170,799
     5,505  InnVest Real Estate Investment
               Trust                                 38,469
     2,766  Killam Properties, Inc.                  26,104
     2,637  Morguard Real Estate Investment
               Trust                                 35,240
     1,426  Northern Property Real Estate
               Investment Trust                      35,522
     4,225  Primaris Retail Real Estate
               Investment Trust                      80,156
    15,048  RioCan Real Estate Investment
               Trust                                335,213
                                              _____________
                                                  2,012,628
                                              _____________
            CAYMAN ISLANDS -- 1.8%
    86,752  Agile Property Holdings Ltd.             98,393
   125,090  China Resources Land Ltd.               254,409
   206,734  Country Garden Holdings Co., Ltd.        67,412
    71,639  KWG Property Holding Ltd.                54,938
   106,386  New World China Land Ltd.                39,489
    87,597  Shimao Property Holdings Ltd.           145,640
   159,554  Shui On Land Ltd.                        78,144
   128,430  Soho China Ltd.                          91,205
                                              _____________
                                                    829,630
                                              _____________
            FINLAND -- 0.3%
    10,318  Citycon Oyj                              44,027
    12,853  Sponda Oyj                               62,378
     3,548  Technopolis PLC                          19,782
                                              _____________
                                                    126,187
                                              _____________
            FRANCE -- 4.9%
       221  Affine Group                              5,233
     2,255  Fonciere des Regions Group              240,305
     1,155  Gecina S.A.                             136,986
     1,267  Icade                                   133,101
     5,867  Klepierre LLC                           226,269
     2,845  Mercialys                               110,924
       336  Societe de la Tour Eiffel                26,645
       805  Societe Immobiliere de Location
               pour l'Industrie et le Commerce      103,937
     5,649  Unibail-Rodamco S.A.                  1,252,570
                                              _____________
                                                  2,235,970
                                              _____________


                       See Notes to Financial Statements                Page 27

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

September 30, 2010


    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) (CONTINUED)
            GERMANY -- 0.5%
     1,905  Alstria Office AG               $        26,463
     1,761  Colonia Real Estate AG (c)               10,083
     2,729  Deutsche Euroshop AG                     96,710
     5,063  Deutsche Wohnen AG (c)                   60,235
     1,818  DIC Asset AG                             18,139
     1,613  Patrizia Immobilien AG (c)                7,125
     2,164  TAG Immobilien AG (c)                    15,712
                                              _____________
                                                    234,467
                                              _____________
            GREECE -- 0.0%
     1,574  Babis Vovos International
               Construction S.A. (c)                  5,150
     1,132  Eurobank Properties Real Estate
               Investment Co.                         9,259
       813  Lamda Development S.A. (c)                4,212
                                              _____________
                                                     18,621
                                              _____________
            GUERNSEY -- 0.2%
    16,842  FCPT Ltd.                                24,420
    21,306  ING UK Real Estate Income
               Trust Ltd.                            15,229
    22,021  Invista Foundation Property
               Trust Ltd.                            14,529
     5,127  IRP Property Investments Ltd.             6,282
     3,510  ISIS Property Trust Ltd.                  5,293
     7,078  Standard Life Investment Property
               Income Trust PLC                       7,005
    22,224  UK Commercial Property Trust Ltd.        26,707
                                              _____________
                                                     99,465
                                              _____________
            HONG KONG -- 12.3%
   152,987  Champion Real Estate Investment
               Trust                                 78,871
   253,341  China Overseas Land &
               Investment Ltd.                      536,144
   127,786  Hang Lung Properties Ltd.               624,202
    65,916  Henderson Land Development
               Co., Ltd.                            469,381
    48,763  Hysan Development Co., Ltd.             174,718
   137,210  Link (The) REIT                         406,740
   181,012  New World Development Co., Ltd.         364,877
   163,240  Shenzhen Investment Ltd.                 58,699
   151,492  Sino Land Co., Ltd.                     313,573
   118,497  Sun Hung Kai Properties Ltd.          2,046,514
    85,195  Wharf (The) Holdings Ltd.               547,920
                                              _____________
                                                  5,621,639
                                              _____________
            ISRAEL -- 0.1%
     2,136  Azrieli Group (c)                        54,784
                                              _____________
            ITALY -- 0.2%
    59,263  Beni Stabili S.p.A                       55,664
     7,653  Immobiliare Grande Distribuzione         12,551
                                              _____________
                                                     68,215
                                              _____________
            JAPAN -- 9.5%
     5,616  AEON Mall Co., Ltd.                     136,498
     3,637  DAIBIRU Corp.                            26,925
       180  HEIWA Real Estate Co., Ltd.                 429


    Shares   Description                                Value
-------------------------------------------------------------

            JAPAN (CONTINUED)
        44  Japan Prime Realty Investment
               Corp.                        $        96,876
        30  Japan Real Estate Investment Corp.      272,760
        96  Japan Retail Fund Investment Corp.      135,122
        14  Kenedix Realty Investment Corp.,
                Class A                              52,995
    64,930  Mitsubishi Estate Co., Ltd.           1,056,240
    54,081  Mitsui Fudosan Co., Ltd.                912,147
         5  MORI TRUST Sogo Reit, Inc.               42,226
        34  Nippon Building Fund, Inc.              297,724
     4,700  Nomura Real Estate Holdings, Inc.        66,717
        19  Nomura Real Estate Office Fund, Inc.    105,492
        81  NTT Urban Development Corp.              68,114
        15  ORIX JREIT, Inc., Class A                73,131
         8  Premier Investment Co.                   36,703
    29,744  Sumitomo Realty & Development
               Co., Ltd.                            614,619
    20,375  Tokyo Tatemono Co., Ltd.                 78,103
    24,297  Tokyu Land Corp.                        100,704
         8  TOKYU REIT, Inc.                         42,070
        10  Top REIT, Inc., Class A                  56,061
        12  United Urban Investment Corp.,
               Class A                               82,655
                                              _____________
                                                  4,354,311
                                              _____________
            LUXEMBOURG -- 0.2%
     5,568  Gagfah S.A.                              44,329
     8,756  ProLogis European Properties (c)         52,820
                                              _____________
                                                     97,149
                                              _____________
            NETHERLANDS -- 1.7%
     5,630  Corio N.V.                              384,907
     2,494  Eurocommercial Properties N.V.          115,598
     2,435  Nieuwe Steen Investments
               Funds N.V.                            48,730
     1,171  VastNed Offices/Industrial N.V.          19,316
     1,144  Vastned Retail N.V.                      77,861
     1,316  Wereldhave N.V.                         127,736
                                              _____________
                                                    774,148
                                              _____________
            NEW ZEALAND -- 0.1%
    60,145  Kiwi Income Property Trust               44,570
                                              _____________
            NORWAY -- 0.1%
    30,848  Norwegian Property ASA (c)               53,239
                                              _____________
            SINGAPORE -- 5.2%
    49,000  Allgreen Properties Ltd.                 43,966
   115,400  Ascendas Real Estate Investment
               Trust                                192,172
   130,890  CapitaCommercial Trust                  147,302
   196,530  Capitaland Ltd.                         606,731
   146,883  CapitaMall Trust                        240,133
    96,000  CapitaMalls Asia Ltd.                   157,676
    44,000  CDL Hospitality Trusts                   71,265
    42,000  City Developments Ltd.                  407,513
    44,521  Keppel Land Ltd.                        137,108
   102,790  Mapletree Logistics Trust                68,000
    10,000  Singapore Land Ltd.                      53,608
   114,197  Suntec Real Estate Investment
               Trust                                131,121


Page 28                See Notes to Financial Statements

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

September 30, 2010


    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) (CONTINUED)
            SINGAPORE (CONTINUED)
    37,087  Wing Tai Holdings Ltd.          $        48,788
    36,000  Yanlord Land Group Ltd.                  47,905
                                              _____________
                                                  2,353,288
                                              _____________
            SPAIN -- 0.1%
   209,561  Inmobiliaria Colonial S.A. (c)           27,140
                                              _____________
            SWEDEN -- 1.1%
    10,642  Castellum AB                            141,544
    10,171  Fabege AB                               102,233
     9,420  Hufvudstaden AB                         101,532
     7,728  Klovern AB                               37,147
     8,446  Kungsleden AB                            71,737
     2,378  Wihlborgs Fastigheter AB                 65,445
                                              _____________
                                                    519,638
                                              _____________
            SWITZERLAND -- 1.0%
       423  Allreal Holding AG                       57,252
     2,863  PSP Swiss Property AG (c)               211,670
     2,523  Swiss Prime Site AG (c)                 179,086
     2,771  Zueblin Immobilien Holding AG (c)        10,095
                                              _____________
                                                    458,103
                                              _____________
            UNITED KINGDOM -- 5.0%
     1,485  A.J. Mucklow Group PLC                    6,549
     8,080  Big Yellow Group PLC                     41,429
    54,050  British Land Co., PLC                   394,817
    38,472  Capital Shopping Centers
               Group PLC (c)                         79,291
     1,486  CLS Holdings PLC (c)                     12,244
       303  Daejan Holdings PLC                      12,375
     6,222  Derwent London PLC                      147,003
     7,570  Development Securities PLC               27,381
    19,255  Grainger PLC                             33,212
    19,345  Great Portland Estates PLC              103,718
    43,777  Hammerson PLC                           271,156
     6,625  Helical Bar PLC                          30,972
    47,261  Land Securities Group PLC               475,520
    38,879  Liberty International PLC               224,572
     9,972  Minerva PLC (c)                          14,725
     3,871  Primary Health Properties PLC            18,273
    32,017  Quintain Estates & Development
               PLC (c)                               21,753
     8,681  Safestore Holdings PLC                   16,876
    45,428  Segro PLC                               194,820
    13,942  Shaftesbury PLC                          94,811
     9,297  St. Modwen Properties PLC                24,784
     9,848  UNITE Group PLC (c)                      34,034
    71,001  Workspace Group PLC                      23,980
                                              _____________
                                                  2,304,295
                                              _____________
            UNITED STATES -- 39.0%
     2,482  Acadia Realty Trust                      47,158
       603  Agree Realty Corp.                       15,226
       126  Alexander's, Inc.                        39,788
     3,093  Alexandria Real Estate
               Equities, Inc.                       216,510
    10,401  AMB Property Corp.                      275,314
     4,126  American Campus Communities,
               Inc.                                 125,595


    Shares   Description                                Value
-------------------------------------------------------------

            UNITED STATES (CONTINUED)
     7,230  Apartment Investment &
               Management Co., Class A       $      154,577
     3,163  Ashford Hospitality Trust (c)            28,625
     1,987  Associated Estates Realty Corp.          27,778
     5,269  AvalonBay Communities, Inc.             547,607
     7,024  BioMed Realty Trust, Inc.               125,870
     8,571  Boston Properties, Inc.                 712,422
     8,129  Brandywine Realty Trust                  99,580
     3,942  BRE Properties, Inc.                    163,593
     4,144  Camden Property Trust                   198,788
     3,538  CapLease, Inc.                           19,777
     8,528  CBL & Associates Properties, Inc.       111,376
     3,936  Cedar Shopping Centers, Inc.             23,931
     3,095  Cogdell Spencer, Inc.                    19,560
     4,408  Colonial Properties Trust                71,366
     4,455  CommonWealth REIT                       114,048
     3,646  Corporate Office Properties Trust       136,032
     6,835  Corrections Corp. of America (c)        168,688
     6,318  Cousins Properties, Inc.                 45,111
    13,064  DCT Industrial Trust, Inc.               62,577
    15,445  Developers Diversified Realty Corp.     173,293
     9,547  DiamondRock Hospitality Co. (c)          90,601
     5,401  Digital Realty Trust, Inc.              333,242
     5,695  Douglas Emmett, Inc.                     99,719
    15,556  Duke Realty Corp.                       180,294
     3,646  DuPont Fabros Technology, Inc.           91,697
     1,659  EastGroup Properties, Inc.               62,013
     3,522  Education Realty Trust, Inc.             25,182
     2,877  Entertainment Properties Trust          124,229
     1,901  Equity Lifestyle Properties, Inc.       103,566
     2,861  Equity One, Inc.                         48,294
    17,440  Equity Residential                      829,621
     1,862  Essex Property Trust, Inc.              203,777
     5,410  Extra Space Storage, Inc.                86,776
     3,769  Federal Realty Investment Trust         307,777
     6,005  FelCor Lodging Trust, Inc. (c)           27,623
     3,915  First Industrial Realty Trust, Inc. (c)  19,849
     2,348  First Potomac Realty Trust               35,220
     8,391  Forest City Enterprises, Inc.,
               Class A (c)                          107,657
     4,930  Franklin Street Properties Corp.         61,231
     1,389  Getty Realty Corp.                       37,267
     5,262  Glimcher Realty Trust                    32,361
     1,878  Government Properties Income
               Trust                                 50,143
    19,181  HCP, Inc.                               690,132
     7,711  Health Care REIT, Inc.                  365,039
     3,937  Healthcare Realty Trust, Inc.            92,086
     8,614  Hersha Hospitality Trust                 44,621
     4,429  Highwoods Properties, Inc.              143,810
     2,320  Home Properties, Inc.                   122,728
     7,633  Hospitality Properties Trust            170,445
    40,412  Host Hotels & Resorts, Inc.             585,166
     5,285  Inland Real Estate Corp.                 43,918
     4,718  Investors Real Estate Trust              39,537
     3,235  Kilroy Realty Corp.                     107,208
    25,109  Kimco Realty Corp.                      395,467
     3,895  Kite Realty Group Trust                  17,294
     4,319  LaSalle Hotel Properties                101,021
     8,275  Lexington Realty Trust                   59,249


                       See Notes to Financial Statements                Page 29

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

September 30, 2010


    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) (CONTINUED)
            UNITED STATES (CONTINUED)
     6,977  Liberty Property Trust           $      222,566
     1,472  LTC Properties, Inc.                     37,565
     8,047  Macerich (The) Co.                      345,619
     4,900  Mack-Cali Realty Corp.                  160,279
     6,881  Medical Properties Trust, Inc.           69,773
     2,029  Mid-America Apartment
               Communities, Inc.                    118,250
     1,718  National Health Investors, Inc.          75,695
       633  National Healthcare Corp.                23,465
     5,154  National Retail Properties, Inc.        129,417
     7,657  Nationwide Health Properties, Inc.      296,096
     5,864  OMEGA Healthcare Investors, Inc.        131,647
     1,356  Parkway Properties, Inc.                 20,069
     3,422  Pennsylvania Real Estate
               Investment Trust                      40,585
     4,327  Piedmont Office Realty Trust, Inc.,
               Class A                               81,824
     3,009  Post Properties, Inc.                    84,011
    29,277  ProLogis                                344,883
     1,132  PS Business Parks, Inc.                  64,037
     7,896  Public Storage                          766,228
     2,347  Ramco-Gershenson Properties Trust        25,136
     6,451  Realty Income Corp.                     217,528
     5,046  Regency Centers Corp.                   199,166
       846  Saul Centers, Inc.                       35,490
     7,855  Senior Housing Properties Trust         184,593
    17,941  Simon Property Group, Inc.            1,663,848
     4,815  SL Green Realty Corp.                   304,934
     1,701  Sovran Self Storage, Inc.                64,468
     9,359  Strategic Hotels & Resorts, Inc. (c)     39,682
     1,197  Sun Communities, Inc.                    36,748
     6,073  Sunstone Hotel Investors, Inc. (c)       55,082
     2,491  Tanger Factory Outlet Centers, Inc.     117,426
     2,533  Taubman Centers, Inc.                   112,997
    11,240  UDR, Inc.                               237,389
       759  Universal Health Realty Income
               Trust                                 26,117
     1,286  Urstadt Biddle Properties, Inc.,
               Class A                               23,251
     5,745  U-Store-It Trust                         47,971
     9,683  Ventas, Inc.                            499,352
    11,255  Vornado Realty Trust                    962,640
     3,865  Washington Real Estate Investment
                Trust                               122,636
     7,400  Weingarten Realty Investors             161,468
     1,216  Winthrop Realty Trust, Inc.              15,030
                                              _____________
                                                 17,825,011
                                              _____________

            TOTAL COMMON STOCKS -- 99.7%         45,563,345
                                              _____________
            (Cost $39,063,532)

            MONEY MARKET FUND -- 0.3%
   134,242  Morgan Stanley Institutional Treasury
               Money Market Fund -  0.07% (f)       134,242
                                              _____________
            (Cost $134,242)

            RIGHTS -- 0.0%
            SINGAPORE -- 0.0%
     7,663  Mapletree Logistics Trust,
                expiring 10/08/10 (c) (e)    $          320
                                              _____________
             (Cost $0)

            TOTAL INVESTMENTS -- 100.0%          45,697,907
            (Cost $39,197,774) (g)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                   (5,319)
                                              _____________

            NET ASSETS -- 100.0%               $ 45,692,588
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) This security is fair valued in accordance with valuation procedures adopted by the Trust's Board Trustees.

(f)   Represents annualized 7-day yield at September 30, 2010.

(g) Aggregate cost for federal income tax purposes is $43,118,825. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,449,590 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,870,508.

REIT - Real Estate Investment Trust

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
_________________________________________________________________
Common Stocks*         $45,563,345   $      --     $      --
Money Market Fund          134,242          --            --
Rights*                         --         320            --
                       __________________________________________
Total Investments      $45,697,587   $    320     $      --
                       ==========================================

* See Portfolio of Investments for country breakout.


Page 30                See Notes to Financial Statements

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

September 30, 2010



                                                 % OF
INDUSTRY                                         NET ASSETS
---------------------------------------------------------------
Real Estate Investment Trusts                       68.2%
Real Estate Management & Development                30.9
Commercial Services & Supplies                       0.3
Money Market Fund                                    0.3
Capital Markets                                      0.1
Health Care Providers & Services                     0.1
Hotels, Restaurants & Leisure                        0.1
Rights                                               0.0**
---------------------------------------------------------------
TOTAL INVESTMENTS                                  100.0
NET OTHER ASSETS AND LIABILITIES                     0.0
                                                ___________
TOTAL                                              100.0%
                                                ===========

** Amount is less than 0.05%.



                        See Notes to Financial Statements               Page 31

First Trust Dow Jones Global Select Dividend Index Fund

Portfolio of Investments (a)
September 30, 2010


    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) -- 99.7%
            AUSTRALIA -- 19.1%
   145,424  Adelaide Brighton Ltd.           $      483,524
    15,264  Australia & New Zealand Banking
               Group Ltd.                           349,360
    34,662  Billabong International Ltd.            267,015
     5,795  Commonwealth Bank of Australia          286,610
   687,946  Commonwealth Property Office
               Fund                                 611,738
    62,742  David Jones Ltd.                        302,003
   256,501  MAp Group                               723,928
    83,050  Metcash Ltd.                            350,788
    12,936  National Australia Bank Ltd.            316,833
    12,485  Orica Ltd.                              310,251
   151,665  Stockland                               562,911
    38,158  Suncorp-Metway Ltd.                     331,934
   170,732  Telstra Corp. Ltd.                      432,354
    25,211  United Group Ltd.                       362,347
     9,036  Wesfarmers Ltd.                         287,252
    48,994  Westfield Group                         580,573
    14,237  Westpac Banking Corp.                   319,800
     8,595  WorleyParsons Ltd.                      184,841
                                              _____________
                                                  7,064,062
                                              _____________
            AUSTRIA -- 2.3%
     5,098  OMV AG                                  190,843
    27,171  Telekom Austria AG                      408,932
     7,228  Voestalpine AG                          266,244
                                              _____________
                                                    866,019
                                              _____________
            BELGIUM -- 0.7%
     4,160  Mobistar S.A.                           254,747
                                              _____________
            BERMUDA -- 2.0%
    41,532  VTech Holdings Ltd.                     424,482
    85,831  Yue Yuen Industrial Holdings Ltd.       318,042
                                              _____________
                                                    742,524
                                              _____________
            CANADA -- 9.9%
    26,580  Bell Aliant Regional
               Communications Income Fund           668,311
    11,009  Canadian Oil Sands Trust                272,416
    16,287  Crescent Point Energy Corp.             600,097
    12,784  Emera, Inc.                             367,653
    16,397  Manitoba Telecom Services, Inc.         449,726
    24,316  Russel Metals, Inc.                     499,602
    11,013  Telus Corp.                             489,372
     8,832  TransCanada Corp.                       327,648
                                              _____________
                                                  3,674,825
                                              _____________
            FINLAND -- 3.5%
    14,709  Fortum Oyj                              384,799
    10,076  KCI Konecranes Oyj                      376,782
     5,829  Metso Oyj                               267,158
    10,955  YIT Oyj                                 259,710
                                              _____________
                                                  1,288,449
                                              _____________
            FRANCE -- 6.0%
     5,840  Bouygues S.A.                           250,664
    20,961  France Telecom S.A.                     452,916


    Shares   Description                                Value
-------------------------------------------------------------

            FRANCE (CONTINUED)
     5,056  Neopost S.A.                     $      376,267
     2,178  PPR                                     352,588
     2,654  Schneider Electric S.A.                 336,517
    15,909  Vivendi S.A.                            434,844
                                              _____________
                                                  2,203,796
                                              _____________
            GERMANY -- 3.4%
     4,881  BASF SE                                 307,782
    19,011  Deutsche Telekom AG                     260,075
     6,097  K+S AG                                  365,011
     4,915  RWE AG                                  332,004
                                              _____________
                                                  1,264,872
                                              _____________
            HONG KONG -- 3.7%
    45,071  CLP Holdings Ltd.                       359,867
   134,630  CNOOC Ltd.                              260,971
    59,147  Hongkong Electric Holdings              359,432
    65,956  Television Broadcasts Ltd.              376,583
                                              _____________
                                                  1,356,853
                                              _____________
            ITALY -- 3.3%
   201,108  Edison S.p.A                            252,639
    17,470  ENI S.p.A                               377,008
   167,039  Milano Assicurazioni S.p.A              312,654
   184,888  Telecom Italia S.p.A                    258,350
                                              _____________
                                                  1,200,651
                                              _____________
            JAPAN -- 1.5%
     8,100  Eisai Co. Ltd.                          283,228
     6,500  Ono Pharmaceutical Co., Ltd.            283,032
                                              _____________
                                                    566,260
                                              _____________
            JERSEY -- 1.3%
    47,973  United Business Media Ltd.              474,395
                                              _____________
            NETHERLANDS -- 2.5%
     4,363  Fugro N.V.                              286,896
    49,074  Koninklijke BAM Groep N.V.              317,776
     7,643  Koninklijke Boskalis
               Westminster N.V.                     320,759
                                              _____________
                                                    925,431
                                              _____________
            NEW ZEALAND -- 2.3%
    56,263  Fletcher Building Ltd.                  332,719
   355,255  Telecom Corp. of New Zealand Ltd.       526,516
                                              _____________
                                                    859,235
                                              _____________
            PORTUGAL -- 0.5%
    29,918  CIMPOR Cimentos de Portugal
               SGPS S.A.                            192,590
                                              _____________
            SINGAPORE -- 4.4%
    17,504  Jardine Cycle & Carriage Ltd.           523,083
    47,000  Keppel Corp. Ltd.                       320,934
   407,000  StarHub Ltd.                            798,464
                                              _____________
                                                  1,642,481
                                              _____________
            SPAIN -- 0.7%
    16,019  Gas Natural SDG S.A.                    238,798
                                              _____________


Page 32                See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund

September 30, 2010

    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) (CONTINUED)
            SWEDEN -- 3.0%
    13,528  NCC AB, Class B                  $      276,567
    45,702  Peab AB                                 335,628
     7,731  Svenska Handelsbanken AB                253,366
    31,792  TeliaSonera AB                          257,530
                                              _____________
                                                  1,123,091
                                              _____________
            SWITZERLAND -- 0.9%
       813  Swisscom AG                             327,881
                                              _____________
            UNITED KINGDOM -- 10.1%
    48,860  Amlin PLC                               308,013
   177,127  Cable & Wireless Communications
               PLC                                  157,906
   230,397  Hays PLC                                409,342
   243,015  HMV Group PLC                           183,241
    31,529  IMI PLC                                 380,133
    40,388  Jardine Lloyd Thompson Group PLC        366,397
    29,891  Provident Financial PLC                 386,914
    26,182  Severn Trent PLC                        539,203
    70,486  Tate & Lyle PLC                         516,869
    55,017  United Utilities Group PLC              495,220
                                              _____________
                                                  3,743,238
                                              _____________
            UNITED STATES -- 18.6%
    23,603  Altria Group, Inc.                      566,944
     9,518  American Electric Power Co., Inc.       344,837
    14,246  AT&T, Inc.                              407,436
    27,006  CenterPoint Energy, Inc.                424,534
    14,038  CenturyLink, Inc.                       553,939
     8,039  Consolidated Edison, Inc.               387,641
     7,893  DTE Energy Co.                          362,525
     7,363  FirstEnergy Corp.                       283,770
     6,125  Integrys Energy Group, Inc.             318,867
     4,055  Lorillard, Inc.                         325,657
     7,842  MeadWestvaco Corp.                      191,188
    11,995  Microchip Technology, Inc.              377,243
    25,776  Pepco Holdings, Inc.                    479,434
     9,914  Progress Energy, Inc.                   440,380
    14,666  R.R. Donnelley & Sons Co.               248,735
     9,396  SCANA Corp.                             378,847
    10,503  Southern Co.                            391,133
    22,202  TECO Energy, Inc.                       384,539
                                              _____________
                                                  6,867,649
                                              _____________


            TOTAL COMMON STOCKS -- 99.7%         36,877,847
            (Cost $34,756,842)

            MONEY MARKET FUND -- 0.0%
     6,642  Morgan Stanley Institutional Treasury
               Money Market Fund - 0.07% (c)          6,642
                                              _____________
            (Cost $6,642)


             Description                                Value
-------------------------------------------------------------
            TOTAL INVESTMENTS -- 99.7%         $ 36,884,489
            (Cost $34,763,484) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                  123,014
                                              _____________
            NET ASSETS -- 100.0%               $ 37,007,503
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Represents annualized 7-day yield at September 30, 2010.

(d) Aggregate cost for federal income tax purposes is $35,158,046. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,115,983 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,389,540.

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
_______________________________________________________________
Common Stocks*         $36,877,847   $      --     $      --
Money Market Fund            6,642          --            --
                     __________________________________________
Total Investments      $36,884,489   $      --     $      --
                     ==========================================

* See Portfolio of Investments for country breakout.


                       See Notes to Financial Statements                Page 33

First Trust Dow Jones Global Select Dividend Index Fund

September 30, 2010

                                                % OF
INDUSTRY                                        NET ASSETS
---------------------------------------------------------------
Diversified Telecommunication Services              15.3%
Electric Utilities                                   9.2
Multi-Utilities                                      8.3
Construction & Engineering                           5.7
Oil, Gas & Consumable Fuels                          5.5
Real Estate Investment Trusts                        4.7
Commercial Banks                                     4.1
Insurance                                            3.6
Media                                                3.5
Wireless Telecommunication Services                  2.9
Machinery                                            2.8
Construction Materials                               2.7
Chemicals                                            2.6
Tobacco                                              2.4
Transportation Infrastructure                        2.0
Multiline Retail                                     1.8
Food & Staples Retailing                             1.7
Textiles, Apparel & Luxury Goods                     1.6
Pharmaceuticals                                      1.5
Water Utilities                                      1.5
Distributors                                         1.4
Food Products                                        1.4
Energy Equipment & Services                          1.3
Trading Companies & Distributors                     1.3
Communications Equipment                             1.2
Professional Services                                1.1
Consumer Finance                                     1.0
Office Electronics                                   1.0
Semiconductors & Semiconductor Equipment             1.0
Electrical Equipment                                 0.9
Industrial Conglomerates                             0.9
Commercial Services & Supplies                       0.7
Gas Utilities                                        0.7
Independent Power Producers & Energy Traders         0.7
Metals & Mining                                      0.7
Paper & Forest Products                              0.5
Specialty Retail                                     0.5
Money Market Fund                                    0.0**
---------------------------------------------------------------
TOTAL INVESTMENTS                                   99.7
NET OTHER ASSETS AND LIABILITIES                     0.3
                                                ___________
TOTAL                                              100.0%
                                                ===========


** Amount is less than 0.05%.


Page 34                See Notes to Financial Statements

First Trust ISE Global Wind Energy Index Fund

Portfolio of Investments (a)
September 30, 2010


    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) -- 99.7%
            AUSTRALIA -- 5.5%
    36,402  AGL Energy Ltd.                  $      568,930
 3,414,141  Infigen Energy                        2,425,449
                                              _____________
                                                  2,994,379
                                              _____________
            BELGIUM -- 2.7%
 1,934,174  Hansen Transmissions
               International (c)                  1,446,270
                                              _____________
            BERMUDA -- 0.7%
 3,566,320  China WindPower Group Ltd. (c)          404,488
                                              _____________
            BRAZIL -- 1.1%
    48,413  Centrais Eletricas Brasileiras
               S.A., ADR                            622,107
                                              _____________
            CANADA -- 0.8%
    14,518  Boralex, Inc. (c)                       115,139
    16,179  Brookfield Renewable Power Fund         327,700
                                              _____________
                                                    442,839
                                              _____________
            CAYMAN ISLANDS -- 0.9%
   216,293  China High Speed Transmission
               Equipment Group Co., Ltd.            469,448
                                              _____________
            CHINA -- 6.6%
 3,412,134  China Longyuan Power Group
               Corp., Class H (c)                 3,386,253
   174,754  Harbin Power Equipment Co., Ltd.        217,349
                                              _____________
                                                  3,603,602
                                              _____________
            DENMARK -- 7.9%
   269,034  Greentech Energy Systems A/S (c)      1,043,301
    86,974  Vestas Wind Systems A/S (c)           3,277,355
                                              _____________
                                                  4,320,656
                                              _____________
            FRANCE -- 3.3%
    13,480  Alstom S.A.                             687,654
    13,336  EDF Energies Nouvelles S.A.             511,049
   352,054  Theolia S.A. (c)                        599,923
                                              _____________
                                                  1,798,626
                                              _____________
            GERMANY -- 16.5%
   135,951  Conergy AG (c)                          110,830
    27,053  E. ON AG                                797,716
   261,378  Nordex AG (c)                         2,405,188
   249,469  PNE Wind AG (c)                         575,771
    22,763  Repower Systems AG (c)                3,474,000
    11,266  RWE AG                                  761,009
     8,459  Siemens AG, ADR                         891,578
                                              _____________
                                                  9,016,092
                                              _____________
            GREECE -- 0.5%
    74,473  Terna Energy S.A.                       280,210
                                              _____________
            JAPAN -- 3.7%
       795  Japan Wind Development Co.,
               Ltd. (c)                           1,038,033
    64,300  Mitsui & Co., Ltd.                      956,644
                                              _____________
                                                  1,994,677
                                              _____________


    Shares   Description                                Value
-------------------------------------------------------------

            JERSEY -- 0.2%
   158,730  Renewable Energy Generation Ltd. $      125,921
                                              _____________
            PORTUGAL -- 1.3%
   200,562  EDP-Energias de Portugal S.A.           687,369
                                              _____________
            SOUTH KOREA -- 0.2%
    20,298  Dongkuk Structures &
               Construction Co., Ltd.               137,248
                                              _____________
            SPAIN -- 26.1%
     7,633  Acciona S.A.                            644,738
   736,663  EDP Renovaveis S.A. (c)               4,167,668
    34,338  Endesa S.A.                             919,141
 1,078,468  Fersa Energias Renovables S.A.        1,646,651
   360,505  Gamesa Corp. Tecnologica S.A. (c)     2,523,643
 1,293,537  Iberdrola Renovables S.A.             4,299,211
                                              _____________
                                                 14,201,052
                                              _____________
            SWEDEN -- 1.1%
    25,209  SKF AB                                  579,702
                                              _____________
            SWITZERLAND -- 1.2%
     7,571  BKW FMB Energie AG                      498,878
       239  Gurit Holding AG                        136,203
                                              _____________
                                                    635,081
                                              _____________
            UNITED KINGDOM -- 4.2%
    22,535  BP PLC, ADR                             927,766
   559,011  Clipper Windpower PLC (c)               461,027
    14,609  Royal Dutch Shell PLC, ADR              880,923
                                              _____________
                                                  2,269,716
                                              _____________
            UNITED STATES -- 15.2%
    59,001  AES (The) Corp. (c)                     669,661
     8,843  Allegheny Technologies, Inc.            410,757
    14,181  Alliant Energy Corp.                    515,479
    10,413  American Superconductor Corp. (c)       323,844
     1,892  Ameron International Corp.              128,580
   697,936  Broadwind Energy, Inc. (c)            1,305,140
   111,353  Capstone Turbine Corp. (c)               85,976
    10,405  Deere & Co.                             726,061
    37,876  Duke Energy Corp.                       670,784
    18,481  Federal Mogul Corp. (c)                 349,476
    49,200  General Electric Co.                    799,500
     8,325  Kaydon Corp.                            288,045
    12,248  NextEra Energy, Inc.                    666,169
    20,023  NRG Energy, Inc. (c)                    416,879
     6,121  Otter Tail Corp.                        124,807
    14,624  Trinity Industries, Inc.                325,677
    10,969  Woodward Governor Co.                   355,615
    13,198  Zoltek Cos., Inc. (c)                   128,285
                                              _____________
                                                  8,290,735
                                              _____________

            TOTAL COMMON STOCKS -- 99.7%         54,320,218
            (Cost $87,954,222)


                       See Notes to Financial Statements                Page 35

First Trust ISE Global Wind Energy Index Fund

September 30, 2010


    Shares   Description                                Value
-------------------------------------------------------------

            WARRANT-- 0.0%
            UNITED STATES 0.0%
       959  GreenHunter Energy, Inc. expiring
                09/15/11 @ $0 (c) (d)         $           0
                                              _____________
            (Cost $0)

            MONEY MARKET FUND -- 0.0%
    12,069  Morgan Stanley Institutional Treasury
               Money Market Fund - 0.07% (e)         12,069
                                              _____________
            (Cost $12,069)

            TOTAL INVESTMENTS -- 99.7%           54,332,287
            (Cost $87,966,291) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                  172,522
                                              _____________
            NET ASSETS -- 100.0%               $ 54,504,809
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.

(e)   Represents annualized 7-day yield at September 30, 2010.

(f) Aggregate cost for federal income tax purposes is $100,616,123. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,685,464 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $47,969,300.

ADR - American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
________________________________________________________________
Common Stocks*         $54,320,218   $      --     $      --
Money Market Fund           12,069          --            --
                      __________________________________________
Total Investments      $54,332,287   $      --     $      --
                      ==========================================

* See Portfolio of Investments for country breakout.


                                                    % OF
INDUSTRY                                            NET ASSETS
---------------------------------------------------------------
Independent Power Producers & Energy Traders        36.5%
Electrical Equipment                                27.8
Electric Utilities                                  12.2
Oil, Gas & Consumable Fuels                          6.3
Machinery                                            6.2
Multi-Utilities                                      3.4
Industrial Conglomerates                             3.1
Trading Companies & Distributors                     1.8
Metals & Mining                                      0.8
Auto Components                                      0.6
Chemicals                                            0.5
Construction & Engineering                           0.3
Building Products                                    0.2
Money Market Fund                                    0.0**
---------------------------------------------------------------
TOTAL INVESTMENTS                                   99.7
NET OTHER ASSETS AND LIABILITIES                     0.3
                                                ___________
TOTAL                                              100.0%
                                                ===========

** Amount is less than 0.05%.


Page 36                See Notes to Financial Statements

First Trust ISE Global Engineering and Construction Index Fund

Portfolio of Investments (a)
September 30, 2010


    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) -- 99.7%
            AUSTRALIA -- 2.9%
    28,306  Leighton Holdings Ltd.           $      904,492
                                              _____________
            BERMUDA -- 0.7%
 3,663,153  HKC (Holdings) Ltd. (c)                 228,981
                                              _____________
            CANADA -- 3.3%
     6,192  Aecon Group, Inc.                        72,096
    16,218  SNC-Lavalin Group, Inc.                 829,106
     5,934  Stantec, Inc. (c)                       157,275
                                              _____________
                                                  1,058,477
                                              _____________
            CAYMAN ISLANDS -- 5.0%
 2,616,599  China State Construction
               International Holdings Ltd.        1,578,286
                                              _____________
            CHINA -- 4.2%
   812,055  China Communications
               Construction Co., Ltd.               772,404
   716,155  China Railway Group Ltd.                561,194
                                              _____________
                                                  1,333,598
                                              _____________
            EGYPT -- 3.0%
    21,082  Orascom Construction Industries,
               GDR                                  948,479
                                              _____________
            FINLAND -- 1.6%
    21,854  YIT Oyj                                 518,092
                                              _____________
            FRANCE -- 8.0%
    19,633  Bouygues S.A.                           842,688
    16,029  Eiffage S.A.                            762,183
    18,555  Vinci S.A.                              930,102
                                              _____________
                                                  2,534,973
                                              _____________
            GERMANY -- 2.9%
    10,547  Hochtief AG                             913,305
                                              _____________
            ITALY -- 3.4%
   139,384  Impregilo S.p.A (c)                     415,184
   100,631  Marie Tecnimont S.p.A                   400,238
    17,925  Trevi Finanziaria S.p.A                 253,893
                                              _____________
                                                  1,069,315
                                              _____________
            JAPAN -- 15.4%
    56,000  Chiyoda Corp.                           458,170
    25,000  COMSYS Holdings Corp.                   229,097
    41,000  JGC Corp.                               711,655
   232,000  Kajima Corp.                            558,601
    33,000  Kandenko Co., Ltd.                      197,652
    43,000  Kinden Corp.                            388,380
    19,800  Kyowa Exeo Corp.                        178,124
     9,000  Maeda Corp.                              24,365
     5,000  Maeda Road Construction Co., Ltd.        37,135
   116,000  Obayashi Corp.                          461,332
    34,000  Okumura Corp.                           115,261
   146,000  Shimizu Corp.                           540,417
       700  SHO-BOND Holdings Co., Ltd.              15,253
   196,000  Taisei Corp.                            403,833
    52,000  Toda Corp.                              170,053


    Shares   Description                                Value
-------------------------------------------------------------

            JAPAN (CONTINUED)
     7,000  Toshiba Plant Systems &
               Services Corp.               $        93,411
    85,000  Toyo Engineering Corp.                  277,971
                                              _____________
                                                  4,860,710
                                              _____________
            NETHERLANDS -- 7.4%
    14,751  Arcadis N.V.                            330,497
    27,487  Chicago Bridge & Iron Co. N.V. (c)      672,057
    10,406  Imtech N.V.                             330,321
    69,416  Koninklijke BAM Groep N.V.              449,500
    13,588  Koninklijke Boskalis
               Westminster N.V.                     570,257
                                              _____________
                                                  2,352,632
                                              _____________
            NORWAY -- 2.1%
    46,786  Aker Solutions ASA                      678,185
                                              _____________
            PANAMA -- 3.2%
    67,748  McDermott International, Inc. (c)     1,001,315
                                              _____________
            PORTUGAL -- 0.7%
    71,271  Mota-Engil SGPS S.A.                    207,243
                                              _____________
            SPAIN -- 9.3%
    20,861  ACS Actividades de Construccion
                y Servicios S.A.                  1,041,571
    16,871  Obrascon Huarte Lain S.A.               473,788
   135,717  Sacyr Vallehermoso S.A. (c)             812,223
    11,417  Tecnicas Reunidas S.A.                  608,640
                                              _____________
                                                  2,936,222
                                              _____________
            SWEDEN -- 3.4%
     6,878  NCC AB, Class B                         140,614
    26,372  Peab AB                                 193,672
    41,156  Skanska AB                              754,080
                                              _____________
                                                  1,088,366
                                              _____________
            SWITZERLAND -- 2.3%
    29,569  Foster Wheeler AG (c)                   723,258
                                              _____________
            UNITED KINGDOM -- 5.9%
    53,469  AMEC PLC                                828,182
   144,054  Balfour Beatty PLC                      605,336
     9,483  Keller Group PLC                         87,966
    30,717  WS Atkins PLC                           355,143
                                              _____________
                                                  1,876,627
                                              _____________
            UNITED STATES -- 15.0%
    17,864  Aecom Technology Corp. (c)              433,381
    12,512  EMCOR Group, Inc. (c)                   307,670
    17,810  Fluor Corp.                             882,129
     8,575  Granite Construction, Inc.              194,996
    18,269  Jacobs Engineering Group, Inc. (c)      707,010
    26,884  KBR, Inc.                               662,422
    26,315  Quanta Services, Inc. (c)               502,090
    16,895  Shaw Group (The), Inc. (c)              566,996
     3,097  Tutor Perini Corp. (c)                   62,219
    11,401  URS Corp. (c)                           433,010
                                              _____________
                                                  4,751,923
                                              _____________


                       See Notes to Financial Statements                Page 37

First Trust ISE Global Engineering and Construction Index Fund

September 30, 2010


             Description                                Value
-------------------------------------------------------------

            TOTAL INVESTMENTS -- 99.7%         $ 31,564,479
            (Cost $28,362,824) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                   80,009
                                              _____________
            NET ASSETS -- 100.0%               $ 31,644,488
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $28,540,781. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,606,995 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,583,297.

GDR - Global Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
________________________________________________________________
Common Stocks*         $31,564,479   $      --     $      --
                       =========================================


* See Portfolio of Investments for country breakout.

                                                  % OF
INDUSTRY                                          NET ASSETS
---------------------------------------------------------------
Construction & Engineering                          88.3%
Energy Equipment & Services                          9.8
Professional Services                                1.6
---------------------------------------------------------------
TOTAL INVESTMENTS                                   99.7
NET OTHER ASSETS AND LIABILITIES                     0.3
                                                ___________
TOTAL                                              100.0%
                                                ===========


Page 38                See Notes to Financial Statements

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund

Portfolio of Investments (a)
September 30, 2010


    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) -- 100.0%
            CANADA -- 0.5%
    12,725  RuggedCom, Inc. (c)              $      174,878
                                              _____________
            CAYMAN ISLANDS -- 2.3%
   964,000  Wasion Group Holdings Ltd.              739,259
                                              _____________
            FRANCE -- 8.7%
    21,964  Schneider Electric S.A.               2,784,949
                                              _____________
            GERMANY -- 10.2%
     6,293  Siemens AG                              664,268
    23,253  SMA Solar Technology AG               2,568,627
                                              _____________
                                                  3,232,895
                                              _____________
            IRELAND -- 2.1%
    13,590  Cooper Industries PLC                   664,959
                                              _____________
            ITALY -- 4.2%
    73,179  Prysmian S.p.A.                       1,336,803
                                              _____________
            JAPAN -- 8.1%
   155,000  NGK Insulators Ltd.                   2,575,287
                                              _____________
            SPAIN -- 9.0%
    55,620  Red Electrica Corp. S.A.              2,615,552
    11,033  Telvent GIT S.A. (c)                    249,566
                                              _____________
                                                  2,865,118
                                              _____________
            SWITZERLAND -- 2.0%
    29,766  ABB Ltd. (c)                            627,338
                                              _____________
            UNITED KINGDOM -- 1.9%
    71,223  National Grid PLC                       604,173
                                              _____________
            UNITED STATES -- 50.5%
    13,636  Advanced Energy Industries, Inc. (c)    178,086
    41,453  American Superconductor Corp. (c)     1,289,188
    12,878  AZZ, Inc.                               551,694
    26,065  Comverge, Inc. (c)                      204,871
     8,067  Digi International, Inc. (c)             76,556
    42,667  Echelon Corp. (c)                       364,803
    25,448  EnerNOC, Inc. (c)                       799,322
    27,418  ESCO Technologies, Inc.                 911,923
    50,992  General Cable Corp. (c)               1,382,903
    38,414  General Electric Co.                    624,227
    12,821  Hubbell, Inc., Class B                  650,666
    20,290  ITC Holdings Corp.                    1,263,053
    20,469  Itron, Inc. (c)                       1,253,317
    24,610  MasTec, Inc. (c)                        253,975
    20,557  MYR Group, Inc. (c)                     336,929
    34,762  Pike Electric Corp. (c)                 253,067
   110,202  Power-One, Inc. (c)                   1,001,736
    18,921  PowerSecure International, Inc. (c)     175,208
   128,718  Quanta Services, Inc. (c)             2,455,939
    73,895  Satcon Technology Corp. (c)             277,845
    15,182  Thomas & Betts Corp. (c)                622,766
     8,519  Valmont Industries, Inc.                616,776
    13,735  WESCO International, Inc. (c)           539,648
                                              _____________
                                                 16,084,498
                                              _____________
            VIRGIN ISLANDS (US) -- 0.5%
    17,023  Jinpan International Ltd.               171,592
                                              _____________
            TOTAL INVESTMENTS -- 100.0%        $ 31,861,749
            (Cost $31,467,684) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%               (14,118)
                                              _____________
            NET ASSETS -- 100.0%               $ 31,847,631
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $31,813,785. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,148,291 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,100,327.

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
________________________________________________________________
Common Stocks*         $31,861,749   $      --     $      --
                       =========================================


* See Portfolio of Investments for country breakout.


                                                 % OF
INDUSTRY                                         NET ASSETS
---------------------------------------------------------------
Electrical Equipment                                33.1%
Machinery                                           12.9
Electric Utilities                                  12.2
Electronic Equipment, Instruments & Components      11.2
Construction & Engineering                          10.3
Semiconductors & Semiconductor Equipment             8.6
Industrial Conglomerates                             4.0
Commercial Services & Supplies                       2.5
Multi-Utilities                                      1.9
Trading Companies & Distributors                     1.7
Communications Equipment                             0.8
IT Services                                          0.8
---------------------------------------------------------------
TOTAL INVESTMENTS                                  100.0
NET OTHER ASSETS AND LIABILITIES                     0.0
                                                ___________
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                Page 39

First Trust ISE Global Copper Index Fund

Portfolio of Investments (a)
September 30, 2010


    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) -- 99.9%
            BERMUDA -- 4.9%
   891,816  Katanga Mining Ltd. (c)           $   1,222,141
                                              _____________
            CANADA -- 42.3%
   214,181  Anvil Mining Ltd. (c)                   714,006
   115,292  Capstone Mining Corp. (c)               378,741
    93,612  Copper Mountain Mining Corp. (c)        352,103
   197,987  Equinox Minerals Ltd. (c)             1,112,221
    15,812  First Quantum Minerals Ltd.           1,202,536
    45,527  HudBay Minerals, Inc.                   648,236
    40,183  Imperial Metals Corp. (c)               892,782
    12,927  Inmet Mining Corp.                      720,163
    54,034  Ivanhoe Mines Ltd. (c)                1,267,743
   154,093  Lundin Mining Corp. (c)                 769,791
   146,539  Mercator Minerals Ltd. (c)              367,451
    48,468  New Gold, Inc. (c)                      325,036
    41,776  Northern Dynasty Minerals Ltd. (c)      355,514
    51,991  Quadra Mining Ltd. (c)                  763,013
   145,934  Taseko Mines Ltd. (c)                   758,857
                                              _____________
                                                 10,628,193
                                              _____________
            PERU -- 2.4%
    20,419  Sociedad Minera Cerro
               Verde S.A.A.                         612,570
                                              _____________
            POLAND -- 4.3%
    26,865  KGHM Polska Miedz S.A.                1,084,082
                                              _____________
            RUSSIA -- 3.9%
    57,926  MMC Norilsk Nickel, ADR                 987,638
                                              _____________
            SOUTH AFRICA -- 2.5%
   574,253  Metorex Ltd. (c)                        333,664
    22,438  Palabora Mining Co., Ltd.               304,206
                                              _____________
                                                    637,870
                                              _____________
            TURKEY -- 1.4%
   185,554  Park Elektrik Madencilik Tekstil
               Sanayi ve Ticaret A.S. (c)           336,077
                                              _____________
            UNITED KINGDOM -- 27.1%
    74,949  Antofagasta PLC                       1,455,229
    65,325  Kazakhmys PLC                         1,490,023
    23,835  Rio Tinto PLC, ADR                    1,399,829
    31,106  Vedanta Resources PLC                 1,057,911
    73,925  Xstrata PLC                           1,414,445
                                              _____________
                                                  6,817,437
                                              _____________
            UNITED STATES -- 11.1%
    16,294  Freeport-McMoRan Copper &
                Gold, Inc.                        1,391,345
    40,000  Southern Copper Corp.                 1,404,800
                                              _____________
                                                  2,796,145
                                              _____________

            TOTAL INVESTMENTS -- 99.9%           25,122,153
            (Cost $23,541,484) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                   33,386
                                              _____________
            NET ASSETS -- 100.0%               $ 25,155,539
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $23,811,070. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,421,161 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $110,078.

ADR - American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
_______________________________________________________________
Common Stocks*         $25,122,153   $      --     $      --
                       ========================================

* See Portfolio of Investments for country breakout.

                                                % OF
INDUSTRY                                        NET ASSETS
---------------------------------------------------------------
Metals & Mining                                     99.9%
---------------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                ___________
TOTAL                                              100.0%
                                                ===========


Page 40                See Notes to Financial Statements

First Trust ISE Global Platinum Index Fund

Portfolio of Investments (a)
September 30, 2010

    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) -- 100.1%
            AUSTRALIA -- 6.0%
   429,684  Platinum Australia Ltd. (c)      $      276,181
   202,899  Sylvania Resources Ltd. (c)             164,148
                                              _____________
                                                    440,329
                                              _____________
            BERMUDA -- 8.7%
    62,247  Aquarius Platinum Ltd.                  333,050
   567,182  Nkwe Platinum Ltd. (c)                  304,256
                                              _____________
                                                    637,306
                                              _____________
            CANADA -- 20.5%
   107,017  Anooraq Resources Corp. (c)              96,315
   246,721  Eastern Platinum Ltd. (c)               340,503
    40,394  Gold Wheaton Gold Corp. (c)             124,060
   114,604  Noront Resources Ltd. (c)               139,231
    72,783  North American Palladium Ltd. (c)       301,322
    70,895  Platinum Group Metals Ltd. (c)          166,058
   154,829  Platmin Ltd. (c)                        148,975
    91,986  PolyMet Mining Corp. (c)                185,812
                                              _____________
                                                  1,502,276
                                              _____________
            CHINA -- 1.9%
   251,192  Xinjiang Xinxin Mining Industry
               Co., Ltd., Class H                   142,449
                                              _____________
            HONG KONG -- 4.6%
   499,607  Minmetals Resources Ltd. (c)            336,126
                                              _____________
            JAPAN -- 2.5%
     2,900  Furuya Metal Co., Ltd.                  183,769
                                              _____________
            RUSSIA -- 6.8%
    28,968  MMC Norilsk Nickel, ADR                 493,904
                                              _____________
            SOUTH AFRICA -- 26.0%
    13,393  African Rainbow Minerals Ltd.           322,804
     5,363  Anglo Platinum Ltd. (c)                 508,582
    19,680  Impala Platinum Holdings Ltd.           508,217
    78,643  Northam Platinum Ltd.                   518,889
   193,196  Wesizwe Platinum Ltd. (c)                43,239
                                              _____________
                                                  1,901,731
                                              _____________
            UNITED KINGDOM -- 18.3%
    18,251  Johnson Matthey PLC                     505,172
    19,107  Lonmin PLC (c)                          500,952
    17,408  Xstrata PLC                             333,076
                                              _____________
                                                  1,339,200
                                              _____________
            UNITED STATES -- 4.8%
    20,957  Stillwater Mining Co. (c)               352,916
                                              _____________
            TOTAL INVESTMENTS -- 100.1%           7,330,006
            (Cost $7,544,310) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%                 (8,167)
                                              _____________
            NET ASSETS -- 100.0%              $   7,321,839
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $7,630,431. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $223,841 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $524,266.

ADR - American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1        LEVEL 2       LEVEL 3
___________________________________________________________________
Common Stocks*        $  7,330,006   $      --     $      --
                      =============================================


* See Portfolio of Investments for country breakout.



                                                % OF
INDUSTRY                                        NET ASSETS
---------------------------------------------------------------
Metals & Mining                                     90.7%
Chemicals                                            6.9
Semiconductors & Semiconductor Equipment             2.5
---------------------------------------------------------------
TOTAL INVESTMENTS                                  100.1
NET OTHER ASSETS AND LIABILITIES                    (0.1)
                                                ___________
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                Page 41

First Trust BICK Index Fund

Portfolio of Investments (a)
September 30, 2010

    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) -- 99.5%
            BRAZIL -- 24.7%
    14,314  Banco Bradesco S.A., ADR         $      291,719
    16,153  Banco do Brasil S.A.                    304,444
    20,797  Banco Santander Brasil S.A., ADR        286,375
    32,422  BM&F BOVESPA S.A.                       271,333
    18,782  BRF- Brasil Foods S.A.                  285,171
    29,371  Cielo S.A.                              253,438
     7,614  Companhia Brasileira de Distribuicao
                Grupo Pao de Acucar                 261,495
     3,809  Companhia Brasileira de Distribuicao
               Grupo Pao de Acucar, ADR             262,897
     2,282  Companhia de Bebidas das
               Americas, ADR                        282,466
    16,342  Companhia Energetica de Minas
               Gerais, ADR                          267,845
    16,111  Companhia Siderurgica Nacional
               S.A., ADR                            284,681
    19,303  Cyrela Brazil Realty S.A.
               Empreendimentos e Participacoes      272,318
    15,305  Fibria Celulose S.A., ADR (c)           264,624
    18,145  Gerdau S.A., ADR                        246,954
    37,226  Investimentos Itau S.A.                 282,275
    12,140  Itau Unibanco Holding S.A., ADR         293,545
    10,304  Natura Cosmeticos S.A.                  278,366
    22,524  OGX Petroleo e Gas Participacoes
               S.A. (c)                             293,132
    23,655  PDG Realty S.A. Empreendimentos
               e Participacoes                      281,288
     7,341  Petroleo Brasileiro S.A., ADR           266,258
    17,885  Redecard S.A.                           279,268
    20,272  Usinas Siderurgicas de Minas
               Gerais S.A.                          271,731
     9,592  Vale S.A., ADR                          299,942
     9,929  Vivo Participacoes S.A.                 269,644
     9,920  Vivo Participacoes S.A., ADR            269,526
                                              _____________
                                                  6,920,735
                                              _____________
            CAYMAN ISLANDS -- 3.3%
     3,119  Baidu, Inc., ADR (c)                    320,072
     6,388  Ctrip.com International Ltd.,
               ADR (c)                              305,027
    13,646  Tencent Holdings Ltd.                   298,287
                                              _____________
                                                    923,386
                                              _____________
            CHINA -- 21.1%
   310,853  Aluminum Corp. of China Ltd.,
               Class H (c)                          293,271
   506,444  Bank of China Ltd., Class H             265,661
   244,014  Bank of Communications Co.
               Ltd., Class H                        263,864
    42,074  BYD Co., Ltd., Class H                  338,106
   405,544  China CITIC Bank Corp. Ltd.,
               Class H                              258,729
   174,457  China Coal Energy Co., Class H          288,706
   308,872  China Construction Bank Corp.,
               Class H                              270,701


    Shares   Description                                Value
-------------------------------------------------------------

            CHINA (CONTINUED)
   234,519  China COSCO Holdings Co., Ltd.,
               Class H (c)                   $      265,082
    68,683  China Life Insurance Co., Ltd.,
               Class H                              271,320
   103,071  China Merchants Bank Co., Ltd.,
               Class H                              265,686
   295,874  China Minsheng Banking Corp.
               Ltd., Class H                        265,030
    72,000  China Pacific Insurance Group
               Co. Ltd., Class H                    270,504
   325,028  China Petroleum & Chemical Corp.,
               Class H                              288,212
    68,941  China Shenhua Energy Co., Ltd.,
               Class H                              285,223
   501,027  China Telecom Corp., Ltd., Class H      275,089
   152,246  Dongfeng Motor Group Co., Ltd.,
               Class H                              311,601
   353,619  Industrial & Commercial Bank of
               China, Class H                       263,431
   113,513  Jiangxi Copper Co., Ltd., Class H       287,628
   239,407  PetroChina Co., Ltd., Class H           278,630
    29,022  Ping An Insurance (Group) Co. of
               China Ltd., Class H                  296,248
   122,681  Yanzhou Coal Mining Co., Ltd.,
               Class H                              301,056
                                              _____________
                                                  5,903,778
                                              _____________
            HONG KONG -- 0.9%
   176,624  China Unicom Hong Kong Ltd.             258,601
                                              _____________
            INDIA -- 24.8%
    15,700  Axis Bank Ltd., GDR                     544,005
    15,303  Dr. Reddy's Laboratories Ltd., ADR      493,063
     2,788  HDFC Bank Ltd., ADR                     514,024
    10,294  ICICI Bank Ltd., ADR                    513,156
     7,538  Infosys Technologies Ltd., ADR          507,383
    11,500  Larsen & Toubro Ltd., GDR               523,250
    33,150  Mahindra & Mahindra Ltd., GDR           513,494
    24,355  Patni Computer Systems Ltd., ADR        445,696
    11,200  Reliance Industries Ltd., GDR           499,520
    89,832  Satyam Computer Services
               Ltd., ADR (c)                        349,446
     3,650  State Bank of India, GDR                523,045
    33,249  Sterlite Industries (India) Ltd., ADR   498,070
    20,651  Tata Motors Ltd., ADR                   526,807
    35,538  Wipro Ltd., ADR                         513,879
                                              _____________
                                                  6,964,838
                                              _____________
            SOUTH KOREA -- 24.7%
    14,880  Hynix Semiconductor, Inc. (c)           289,052
     4,583  Hyundai Engineering &
               Construction Co., Ltd.               291,399
     1,084  Hyundai Heavy Industries Co., Ltd.      311,344
     1,320  Hyundai Mobis                           297,514
     2,074  Hyundai Motor Co.                       278,292
     2,681  Hyundai Steel Co.                       275,095
     6,252  KB Financial Group, Inc.                268,667
     9,140  Kia Motors Corp.                        294,981


Page 42                See Notes to Financial Statements

First Trust BICK Index Fund

September 30, 2010


    Shares   Description                                Value
-------------------------------------------------------------

            COMMON STOCKS (B) (CONTINUED)
            SOUTH KOREA (CONTINUED)
    10,210  Korea Electric Power Corp. (c)    $     263,253
     4,282  Korean Air Lines Co., Ltd. (c)          291,413
       894  LG Chem Ltd.                            261,477
     3,410  LG Corp.                                246,722
     8,250  LG Display Co., Ltd.                    285,069
     3,158  LG Electronics, Inc.                    266,155
     1,535  NHN Corp. (c)                           263,854
       893  OCI Co., Ltd.                           276,848
       615  POSCO                                   278,307
     5,434  Samsung C&T Corp.                       296,422
     2,613  Samsung Electro-Mechanics
               Co., Ltd.                            285,305
       400  Samsung Electronics Co., Ltd.           272,572
     2,804  Samsung Life Insurance Co., Ltd.        255,747
     1,775  Samsung SDI Co., Ltd.                   242,841
     6,920  Shinhan Financial Group Co., Ltd.       264,905
     2,226  SK Energy Co., Ltd.                     284,046
    22,660  Woori Finance Holdings Co., Ltd.        282,194
                                              _____________
                                                  6,923,474
                                              _____________

            TOTAL INVESTMENTS -- 99.5%           27,894,812
            (Cost $26,413,469) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.5%                  147,896
                                              _____________
            NET ASSETS -- 100.0%               $ 28,042,708
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $26,520,750. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,858,573 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $484,511.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt



VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
_______________________________________________________________
Common Stocks*         $27,894,812   $      --     $      --
                       ========================================


* See Portfolio of Investments for country breakout.



                                                  % OF
INDUSTRY                                          NET ASSETS
---------------------------------------------------------------
Commercial Banks                                    22.2%
Oil, Gas & Consumable Fuels                          9.9
Metals & Mining                                      9.7
IT Services                                          8.4
Automobiles                                          6.2
Insurance                                            3.9
Internet Software & Services                         3.2
Machinery                                            3.0
Construction & Engineering                           2.9
Electronic Equipment, Instruments & Components       2.9
Household Durables                                   2.9
Semiconductors & Semiconductor Equipment             2.0
Chemicals                                            1.9
Diversified Telecommunication Services               1.9
Electric Utilities                                   1.9
Food & Staples Retailing                             1.9
Wireless Telecommunication Services                  1.9
Pharmaceuticals                                      1.8
Auto Components                                      1.1
Hotels, Restaurants & Leisure                        1.1
Trading Companies & Distributors                     1.1
Airlines                                             1.0
Beverages                                            1.0
Diversified Financial Services                       1.0
Food Products                                        1.0
Personal Products                                    1.0
Industrial Conglomerates                             0.9
Marine                                               0.9
Paper & Forest Products                              0.9
---------------------------------------------------------------
TOTAL INVESTMENTS                                   99.5
NET OTHER ASSETS AND LIABILITIES                     0.5
                                                ___________
TOTAL                                              100.0%
                                                ===========


                       See Notes to Financial Statements                Page 43

First Trust Exchange-Traded Fund II

Statements of Assets and Liabilities
September 30, 2010

                                                                                                            FIRST TRUST
                                                                                FIRST TRUST              FTSE EPRA/NAREIT
                                                                            STOXX(R) EUROPEAN            DEVELOPED MARKETS
                                                                              SELECT DIVIDEND               REAL ESTATE
                                                                                INDEX FUND                  INDEX FUND
                                                                        ___________________________ ___________________________
ASSETS:
Investments at value...................................................      $    6,578,377              $   45,697,907
Cash...................................................................                  --                          --
Foreign currency at value..............................................                 947                      14,687
Receivables:
   Capital shares sold.................................................                  --                          --
   Investment securities sold..........................................                  --                          --
   Reclaims............................................................              65,960                       7,156
   Dividends...........................................................              19,535                     124,275
   Interest............................................................                  --                           4
   From investment advisor.............................................                  --                          --
Other assets...........................................................              20,590                       3,641
                                                                             ______________              ______________
   TOTAL ASSETS........................................................           6,685,409                  45,847,670
                                                                             ______________              ______________

LIABILITIES:
Due to Custodian.......................................................              62,655                          --
Payables:
   Capital shares purchased............................................                  --                          --
   Investment securities purchased.....................................                  --                      57,953
   Audit and tax fees..................................................              25,300                      29,050
   Printing fees.......................................................               1,885                      12,949
   Investment advisory fees............................................               1,105                      19,818
   Licensing fees......................................................                  --                      12,817
Other liabilities......................................................               5,921                      22,495
                                                                             ______________              ______________
   TOTAL LIABILITIES...................................................              96,866                     155,082
                                                                             ______________              ______________

NET ASSETS.............................................................      $    6,588,543              $   45,692,588
                                                                             ==============              ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   17,834,708              $   42,921,571
Par value..............................................................               5,033                      13,500
Accumulated net investment income (loss)...............................              (1,642)                   (415,568)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................         (11,161,449)                 (3,328,124)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................             (88,107)                  6,501,209
                                                                             ______________              ______________
NET ASSETS.............................................................      $    6,588,543              $   45,692,588
                                                                             ==============              ==============

NET ASSET VALUE, per share.............................................      $        13.09              $        33.85
                                                                             ==============              ==============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share).....             503,334                   1,350,002
                                                                             ==============              ==============
Investments at cost....................................................      $    6,666,206              $   39,197,774
                                                                             ==============              ==============
Foreign currency at cost...............................................      $          890              $       14,517
                                                                             ==============              ==============


Page 44                See Notes to Financial Statements

                                                                           FIRST TRUST                      FIRST TRUST
            FIRST TRUST                     FIRST TRUST                     ISE GLOBAL                     NASDAQ(R) CLEAN
         DOW JONES GLOBAL                   ISE GLOBAL                      ENGINEERING                  EDGE(R) SMART GRID
          SELECT DIVIDEND                   WIND ENERGY                  AND CONSTRUCTION                 INFRASTRUCTURE
            INDEX FUND                      INDEX FUND                      INDEX FUND                      INDEX FUND
      _______________________         _______________________         _______________________         _______________________

        $        36,884,489            $        54,332,287             $        31,564,479              $       31,861,749
                    255,298                        153,945                          45,810                          24,997
                      7,995                          6,467                          23,262                              --

                         --                             --                              --                              --
                      3,140                        880,408                              --                              --
                     13,215                         56,083                          20,521                           5,577
                    159,468                        213,880                          59,193                          31,168
                          3                             --                              --                              --
                         --                             --                              --                              --
                      9,206                          8,671                           7,402                           2,082
        ___________________            ___________________             ___________________              __________________
                 37,332,814                     55,651,741                      31,720,667                      31,925,573
        ___________________            ___________________             ___________________              __________________


                         --                             --                              --                              98

                         --                      1,036,890                              --                              --
                    258,433                             --                              --                              --
                     29,050                         28,300                          28,300                          24,726
                     10,150                         15,577                           8,751                           8,855
                     13,040                         30,533                          20,700                          19,759
                         --                         14,120                           7,349                           7,000
                     14,638                         21,512                          11,079                          17,504
        ___________________            ___________________             ___________________              __________________
                    325,311                      1,146,932                          76,179                          77,942
        ___________________            ___________________             ___________________              __________________

        $        37,007,503            $        54,504,809             $        31,644,488              $       31,847,631
        ===================            ===================             ===================              ==================


        $        37,000,842            $       119,414,444             $        29,129,335              $       32,717,554
                     16,500                         53,000                           8,000                          10,500
                     64,184                       (584,823)                         97,214                              --

                (2,198,359)                    (30,745,731)                       (793,035)                     (1,274,990)

                  2,124,336                    (33,632,081)                      3,202,974                         394,567
        ___________________            ___________________             ___________________              __________________
        $        37,007,503            $        54,504,809             $        31,644,488              $       31,847,631
        ===================            ===================             ===================              ==================

        $             22.43            $             10.28             $             39.56              $            30.33
        ===================            ===================             ===================              ==================


                  1,650,002                      5,300,002                         800,002                       1,050,002
        ===================            ===================             ===================              ==================
        $        34,763,484            $        87,966,291             $        28,362,824              $       31,467,684
        ===================            ===================             ===================              ==================
        $             7,899            $             6,650             $            23,266              $               --
        ===================            ===================             ===================              ==================


                       See Notes to Financial Statements                Page 45

First Trust Exchange-Traded Fund II

September 30, 2010

                                                                                FIRST TRUST                 FIRST TRUST
                                                                                ISE GLOBAL                  ISE GLOBAL
                                                                                  COPPER                     PLATINUM
                                                                                INDEX FUND                  INDEX FUND
                                                                        ___________________________ ___________________________
ASSETS:
Investments at value...................................................      $   25,122,153              $    7,330,006
Cash...................................................................             923,553                          --
Foreign currency at value..............................................               1,127                         861
Receivables:
   Capital shares sold.................................................           3,373,070                          --
   Investment securities sold..........................................                  --                          --
   Reclaims............................................................                  --                          --
   Dividends...........................................................               2,745                       4,161
   Interest............................................................                  --                          --
   From investment advisor.............................................                  --                          --
Other assets...........................................................                  --                          --
                                                                             ______________              ______________
   TOTAL ASSETS........................................................          29,422,648                   7,335,028
                                                                             ______________              ______________

LIABILITIES:
Due to Custodian.......................................................                  --                       9,217
Payables:
   Capital shares purchased............................................                  --                          --
   Investment securities purchased.....................................           4,260,886                          --
   Audit and tax fees..................................................                  --                          --
   Printing fees.......................................................                  --                          --
   Investment advisory fees............................................               6,223                       3,972
   Licensing fees......................................................                  --                          --
Other liabilities......................................................                  --                          --
                                                                             ______________              ______________
   TOTAL LIABILITIES...................................................           4,267,109                      13,189
                                                                             ______________              ______________

NET ASSETS.............................................................      $   25,155,539              $    7,321,839
                                                                             ==============              ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   23,797,944              $    7,927,984
Par value..............................................................               7,500                       2,500
Accumulated net investment income (loss)...............................               5,924                       3,852
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................            (236,519)                   (398,192)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................           1,580,690                    (214,305)
                                                                             ______________              ______________
NET ASSETS.............................................................      $   25,155,539             $     7,321,839
                                                                             ==============              ==============

NET ASSET VALUE, per share.............................................      $        33.54             $         29.29
                                                                             ==============              ==============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share).....             750,002                     250,002
                                                                             ==============              ==============
Investments at cost....................................................      $   23,541,484             $     7,544,310
                                                                             ==============              ==============
Foreign currency at cost...............................................      $        1,128             $           862
                                                                             ==============              ==============


Page 46                See Notes to Financial Statements

            FIRST TRUST
               BICK
            INDEX FUND
      _______________________
        $        27,894,812
                    150,918
                         --
                         --
                         --
                         --
                     20,498
                         --
                         --
                     29,535
        ___________________
                 28,095,763
        ___________________
                     19,003

                         --
                     20,870
                         --
                         --
                     13,182
                         --
                         --
        ___________________
                     53,055
        ___________________
        $        28,042,708
        ===================

        $        26,626,884
                      9,000
                     36,255

                   (110,867)

                  1,481,436
        ___________________
        $        28,042,708
        ===================

        $             31.16
        ===================

                    900,002
        ===================

        $        26,413,469
        ===================

        $            10,532
        ===================


                       See Notes to Financial Statements                Page 47

First Trust Exchange-Traded Fund II

Statements of Operations

                                                                                                           FIRST TRUST
                                                                                FIRST TRUST              FTSE EPRA/NAREIT
                                                                            STOXX(R) EUROPEAN            DEVELOPED MARKETS
                                                                              SELECT DIVIDEND               REAL ESTATE
                                                                                INDEX FUND                  INDEX FUND
                                                                        __________________________   __________________________

                                                                                  For the                     For the
                                                                                Year Ended                  Year Ended
                                                                            September 30, 2010          September 30, 2010
                                                                        __________________________   __________________________
NVESTMENT INCOME:
Dividends...............................................................     $      375,411             $     1,089,553
Foreign tax withholding.................................................            (28,766)                    (53,521)
Interest................................................................                 --                          13
                                                                             ______________             _______________
   Total investment income..............................................            346,645                   1,036,045
                                                                             ______________             _______________

EXPENSES:
Licensing fees..........................................................             75,000                      36,430
Investment advisory fees................................................             30,256                     121,434
Listing fees............................................................             28,744                      28,744
Audit and tax fees......................................................             25,748                      29,499
Accounting and administration fees......................................              7,389                      33,409
Legal fees..............................................................              4,389                      19,692
Custodian fees..........................................................              1,147                      23,998
Trustees' fees and expenses.............................................              1,032                       5,214
Printing fees...........................................................                779                      17,870
Transfer agent fees.....................................................                378                       1,518
Registration and filing fees............................................               (412)                      1,765
Other expenses..........................................................              3,487                      13,362
                                                                             ______________             _______________
   Total expenses.......................................................            177,937                     332,935
   Less fees waived and expenses reimbursed by the investment advisor...           (132,551)                   (150,784)
                                                                             ______________             _______________
   Net expenses.........................................................             45,386                     182,151
                                                                             ______________             _______________

NET INVESTMENT INCOME (LOSS)............................................            301,259                     853,894
                                                                             ______________             _______________

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..........................................................           (317,148)                 (1,431,140)
   In-kind redemptions..................................................          1,322,687                          --
   Foreign currency transactions........................................             (3,327)                     (2,340)
                                                                             ______________             _______________
Net realized gain (loss)................................................          1,002,212                  (1,433,480)
                                                                              ______________             _______________
Net change in unrealized appreciation (depreciation) on:
   Investments..........................................................         (1,479,804)                  6,454,164
   Foreign currency translation.........................................               (297)                        637
                                                                             ______________             _______________
Net change in unrealized appreciation (depreciation)....................         (1,480,101)                  6,454,801
                                                                             ______________             _______________
NET REALIZED AND UNREALIZED GAIN (LOSS).................................           (477,889)                  5,021,321
                                                                             ______________             _______________

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................................     $     (176,630)            $     5,875,215
                                                                             ==============             ===============


(a)  Inception date.


Page 48                See Notes to Financial Statements


                                                                           FIRST TRUST                      FIRST TRUST
            FIRST TRUST                     FIRST TRUST                     ISE GLOBAL                    NASDAQ(R) CLEAN
         DOW JONES GLOBAL                   ISE GLOBAL                      ENGINEERING                  EDGE(R) SMART GRID
          SELECT DIVIDEND                   WIND ENERGY                  AND CONSTRUCTION                 INFRASTRUCTURE
            INDEX FUND                      INDEX FUND                      INDEX FUND                      INDEX FUND
     ________________________        ________________________        ________________________        ________________________
                                                                                                          For the Period
             For the                          For the                         For the                  November 16, 2009 (a)
            Year Ended                      Year Ended                      Year Ended                        through
        September 30, 2010              September 30, 2010              September 30, 2010              September 30, 2010
     ________________________        ________________________        ________________________        ________________________

        $         1,691,431            $         1,117,349             $           782,268              $          324,684
                   (107,348)                       (66,091)                        (82,926)                        (44,418)
                          9                             11                              --                              --
        ___________________            ___________________            ____________________              __________________
                  1,584,092                      1,051,269                         699,342                         280,266
        ___________________            ___________________            ____________________              __________________


                     24,593                         74,979                          34,454                          21,485
                    127,533                        299,916                         137,815                          95,490
                     26,244                         16,612                          16,612                          17,343
                     29,498                         28,749                          28,755                          24,726
                     28,472                         43,077                          24,043                          13,593
                     16,757                         36,682                          19,681                          12,383
                     14,865                         40,339                          21,742                          23,866
                      4,975                          8,192                           4,613                           4,845
                     20,844                         35,386                          18,565                          15,938
                      1,594                          3,749                           1,723                           1,194
                      1,705                          1,012                             905                           1,967
                     12,151                         16,760                           8,994                           2,328
        ___________________            ___________________            ____________________              __________________
                    309,231                        605,453                         317,902                         235,158
                   (117,932)                      (155,579)                        (76,726)                        (68,049)
        ___________________            ___________________            ____________________              __________________
                    191,299                        449,874                         241,176                         167,109
        ___________________            ___________________            ____________________              __________________

                  1,392,793                        601,395                         458,166                         113,157
        ___________________            ___________________            ____________________              __________________



                   (617,779)                   (14,622,300)                       (712,467)                     (1,284,935)
                  3,629,955                      2,029,996                       2,887,337                         511,910
                      1,396                           (322)                         (3,980)                         (2,084)
        ___________________            ___________________            ____________________              __________________
                  3,013,572                    (12,592,626)                      2,170,890                        (775,109)
        ___________________            ___________________            ____________________              __________________

                 (1,626,485)                   (20,170,941)                     (3,545,488)                        394,065
                      2,188                           (264)                            268                             502
        ___________________            ___________________            ____________________              __________________
                 (1,624,297)                   (20,171,205)                     (3,545,220)                        394,567
        ___________________            ___________________            ____________________              __________________
                  1,389,275                    (32,763,831)                     (1,374,330)                       (380,542)
        ___________________            ___________________            ____________________              __________________


        $         2,782,068            $       (32,162,436)            $          (916,164)             $         (267,385)
        ===================            ===================             ===================              ==================


                       See Notes to Financial Statements                Page 49

First Trust Exchange-Traded Fund II

                                                                                FIRST TRUST                 FIRST TRUST
                                                                                ISE GLOBAL                  ISE GLOBAL
                                                                                  COPPER                     PLATINUM
                                                                                INDEX FUND                  INDEX FUND
                                                                        ___________________________ ___________________________
                                                                              For the Period              For the Period
                                                                            March 11, 2010 (a)          March 11, 2010 (a)
                                                                                  through                     through
                                                                            September 30, 2010          September 30, 2010
                                                                        ___________________________ ___________________________
INVESTMENT INCOME:
Dividends...............................................................     $       41,267             $        49,793
Foreign tax withholding.................................................             (2,328)                     (4,366)
Interest................................................................                 --                          --
                                                                             ______________             _______________
   Total investment income..............................................             38,939                      45,427
                                                                             ______________             _______________

EXPENSES:
Licensing fees..........................................................                 --                          --
Investment advisory fees................................................             21,278 (b)                  23,404 (b)
Listing fees............................................................                 --                          --
Audit and tax fees......................................................                 --                          --
Accounting and administration fees......................................                 --                          --
Legal fees..............................................................                 --                          --
Custodian fees..........................................................                 --                          --
Trustees' fees and expenses.............................................                 --                          --
Printing fees...........................................................                 --                          --
Transfer agent fees.....................................................                 --                          --
Registration and filing fees............................................                 --                          --
Other expenses..........................................................                 --                          --
                                                                             ______________             _______________
   Total expenses.......................................................             21,278                      23,404
   Less fees waived and expenses reimbursed by the investment advisor...                 --                          --
                                                                             ______________             _______________
   Net expenses.........................................................             21,278                      23,404
                                                                             ______________             _______________

NET INVESTMENT INCOME (LOSS)............................................             17,661                      22,023
                                                                             ______________             _______________

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..........................................................           (293,556)                   (398,192)
   In-kind redemptions..................................................            275,469                          --
   Foreign currency transactions........................................                (97)                        754
                                                                             ______________             _______________
Net realized gain (loss)................................................            (18,184)                   (397,438)
                                                                             ______________             _______________
Net change in unrealized appreciation (depreciation) on:
   Investments..........................................................          1,580,669                    (214,304)
   Foreign currency translation.........................................                 21                          (1)
                                                                             ______________             _______________
Net change in unrealized appreciation (depreciation)....................          1,580,690                    (214,305)
                                                                              ______________             _______________
NET REALIZED AND UNREALIZED GAIN (LOSS).................................          1,562,506                    (611,743)
                                                                             ______________             _______________

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................................     $    1,580,167             $      (589,720)
                                                                             ==============             ===============


(a) Inception date.
(b) Fund is subject to a unitary fee (see Note 3 in Notes to Financial Statements).


Page 50                See Notes to Financial Statements

First Trust Exchange-Traded Fund II

           FIRST TRUST
               BICK
            INDEX FUND
     ________________________
          For the Period
        April 12, 2010 (a)
              through
        September 30, 2010
     ________________________
        $           140,342
                     (4,711)
                         --
        ___________________
                    135,631
        ___________________
                         --
                     39,419 (b)
                         --
                         --
                         --
                         --
                         --
                         --
                         --
                         --
                         --
                         --
        ___________________
                     39,419
                         --
        ___________________
                     39,419
        ___________________
                     96,212
        ___________________
                   (114,561)
                    135,232
                    (32,874)
        ___________________
                    (12,203)
        ___________________
                  1,481,343
                         93
        ___________________
                  1,481,436
        ___________________
                  1,469,233
        ___________________
        $         1,565,445
        ===================


                       See Notes to Financial Statements                Page 51

First Trust Exchange-Traded Fund II


Statements of Changes in Net Assets


                                                                                                 FIRST TRUST
                                                                                              STOXX(R) EUROPEAN
                                                                                               SELECT DIVIDEND
                                                                                                  INDEX FUND
                                                                        ___________________________________________________________

                                                                                    For the                    For the
                                                                                  Year Ended                  Year Ended
                                                                              September 30, 2010          September 30, 2009
                                                                            ______________________      ______________________

OPERATIONS:
   Net investment income (loss)............................................     $     301,259               $     269,585
   Net realized gain (loss)................................................         1,002,212                  (10,090,819)
   Net change in unrealized appreciation (depreciation)....................        (1,480,101)                   7,679,590
                                                                                _____________               ______________
   Net increase (decrease) in net assets resulting from operations.........          (176,630)                  (2,141,644)
                                                                                _____________               ______________

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................................          (297,865)                    (254,857)
   Net realized gain.......................................................                --                           --
   Return of capital.......................................................                --                           --
                                                                                _____________               ______________
   Total distributions to shareholders.....................................          (297,865)                    (254,857)
                                                                                _____________               ______________

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................         4,114,864                    2,617,970
   Cost of shares redeemed.................................................        (5,381,800)                  (4,436,933)
                                                                                _____________               ______________
   Net increase (decrease) in net assets resulting from shareholder

      transactions.........................................................        (1,266,936)                  (1,818,963)
                                                                                _____________               ______________

   Total increase (decrease) in net assets.................................        (1,741,431)                  (4,215,464)

NET ASSETS:
   Beginning of period.....................................................         8,329,974                  12,545,438
                                                                                _____________               ______________

   End of period...........................................................     $   6,588,543               $    8,329,974
                                                                                =============               ==============

   Accumulated net investment income (loss) at end of period...............     $      (1,642)              $       (1,709)
                                                                                =============               ==============



CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................................           603,334                      803,334
   Shares sold.............................................................           300,000                      200,000
   Shares redeemed.........................................................          (400,000)                    (400,000)
                                                                                _____________               ______________
   Shares outstanding, end of period.......................................           503,334                      603,334
                                                                                =============               ==============


Page 52            See Notes to Financial Statements

                 FIRST TRUST                               FIRST TRUST                               FIRST TRUST
              FTSE EPRA/NAREIT                              DOW JONES                                    ISE
        DEVELOPED MARKETS REAL ESTATE                GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
                 INDEX FUND                                INDEX FUND                                INDEX FUND
_________________________________________   _______________________________________   _______________________________________

      For the                For the             For the               For the             For the               For the
     Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
 September 30, 2010    September 30, 2009   September 30, 2010   September 30, 2009   September 30, 2010   September 30, 2009
___________________    __________________   __________________   __________________   __________________   __________________


$        853,894       $      318,839       $    1,392,793       $       293,322      $      601,395       $       783,536
      (1,433,480)          (2,240,337)           3,013,572            (1,735,915)         (12,592,626)         (17,646,561)
       6,454,801            2,460,142           (1,624,297)            4,796,196         (20,171,205)           16,610,154
________________       ______________       ______________       _______________      ______________       _______________
       5,875,215              538,644            2,782,068             3,353,603         (32,162,436)             (252,871)
________________       ______________       ______________       _______________      ______________       _______________


      (1,357,853)            (274,642)          (1,487,682)             (285,416)         (2,090,442)             (515,400)
              --               (2,775)                  --                    --                  --                    --
              --                   --                   --                    --             (50,059)                   --
________________       ______________       ______________       _______________      ______________       _______________
      (1,357,853)            (277,417)          (1,487,682)             (285,416)         (2,140,501)             (515,400)
________________       ______________       ______________       _______________      ______________       _______________


      25,937,080            9,825,531           34,335,550            22,706,498          10,810,160            42,372,151
              --           (2,097,271)         (27,411,967)             (975,036)        (22,852,132)           (3,821,099)
________________       ______________       ______________       _______________      ______________       _______________

      25,937,080            7,728,260            6,923,583            21,731,462         (12,041,972)           38,551,052
________________       ______________       ______________       _______________      ______________       _______________

      30,454,442            7,989,487            8,217,969            24,799,649         (46,344,909)           37,782,781


      15,238,146            7,248,659           28,789,534             3,989,885         100,849,718            63,066,937
________________       ______________       ______________       _______________      ______________       _______________

$     45,692,588       $   15,238,146       $   37,007,503       $    28,789,534      $   54,504,809       $   100,849,718
================       ==============       ==============       ===============      ==============       ===============

$       (415,568)      $      80,000        $      64,184        $       78,216       $     (584,823)      $       302,583
================       ==============       ==============       ===============      ==============       ===============




         500,002              200,002            1,350,002               200,002           6,200,002             3,300,002
         850,000              400,000            1,600,000             1,200,000             750,000             3,150,000
              --             (100,000)          (1,300,000)              (50,000)         (1,650,000)             (250,000)
________________       ______________       ______________       _______________      ______________       _______________
       1,350,002              500,002            1,650,002             1,350,002           5,300,002             6,200,002
================       ==============       ==============       ===============      ==============       ===============


                        See Notes to Financial Statements                Page 53

First Trust Exchange-Traded Fund II

                                                                                                FIRST TRUST
                                                                                                ISE GLOBAL
                                                                                       ENGINEERING AND CONSTRUCTION
                                                                                                INDEX FUND
                                                                        ___________________________________________________________
                                                                                                            For the Period
                                                                                    For the              October 13, 2008 (a)
                                                                                  Year Ended                    through
                                                                              September 30, 2010          September 30, 2009
                                                                            ______________________      ______________________

OPERATIONS:
   Net investment income (loss)............................................     $      458,166             $       329,580
   Net realized gain (loss)................................................          2,170,890                   1,317,826
   Net change in unrealized appreciation (depreciation)....................         (3,545,220)                  6,748,194
                                                                                ______________             _______________
   Net increase (decrease) in net assets resulting from operations.........           (916,164)                  8,395,600
                                                                                ______________             _______________

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................................           (427,401)                   (261,640)
   Net realized gain.......................................................                 --                          --
   Return of capital.......................................................                 --                          --
                                                                                ______________             _______________
   Total distributions to shareholders.....................................           (427,401)                   (261,640)
                                                                                ______________             _______________

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................          9,983,909                  33,995,273
   Cost of shares redeemed.................................................        (12,780,107)                 (6,344,982)
                                                                                ______________             _______________
   Net increase (decrease) in net assets resulting from shareholder
      transactions.........................................................         (2,796,198)                 27,650,291
                                                                                ______________             _______________

   Total increase (decrease) in net assets.................................         (4,139,763)                 35,784,251

NET ASSETS:
   Beginning of period.....................................................         35,784,251                          --
                                                                                ______________             _______________

   End of period...........................................................     $   31,644,488             $    35,784,251
                                                                                ==============             ===============

   Accumulated net investment income (loss) at end of period...............     $       97,214             $        70,106
                                                                                ==============             ===============




CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................................            900,002                          --
   Shares sold.............................................................            250,000                   1,100,002
   Shares redeemed.........................................................           (350,000)                   (200,000)
                                                                                ______________             _______________
   Shares outstanding, end of period.......................................            800,002                     900,002
                                                                                ==============             ===============



(a)  Inception date.


Page 54            See Notes to Financial Statements


            FIRST TRUST                     FIRST TRUST                     FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)             ISE GLOBAL                      ISE GLOBAL                      FIRST TRUST
     SMART GRID INFRASTRUCTURE                COPPER                         PLATINUM                          BICK
            INDEX FUND                      INDEX FUND                      INDEX FUND                      INDEX FUND
 ________________________________    _________________________    _____________________________    _________________________________
          For the Period                  For the Period                  For the Period                  For the Period
       November 16, 2009 (a)            March 11, 2010 (a)              March 11, 2010 (a)              April 12, 2010 (a)
              through                         through                         through                         through
        September 30, 2010              September 30, 2010              September 30, 2010              September 30, 2010
 ________________________________    _________________________    _____________________________    _________________________________


        $          113,157              $           17,661              $           22,023              $           96,212
                  (775,109)                        (18,184)                       (397,438)                        (12,203)
                   394,567                       1,580,690                        (214,305)                      1,481,436
        __________________              __________________              __________________              __________________
                  (267,385)                      1,580,167                        (589,720)                      1,565,445
        __________________              __________________              __________________              __________________


                  (111,073)                        (11,640)                        (18,925)                        (27,090)
                        --                              --                              --                              --
                    (7,907)                             --                              --                              --
        __________________              __________________              __________________              __________________
                  (118,980)                        (11,640)                        (18,925)                        (27,090)
        __________________              __________________              __________________              __________________


                36,778,649                      25,139,240                       7,930,484                      28,018,739
                (4,544,653)                     (1,552,228)                             --                      (1,514,386)
        __________________              __________________              __________________              __________________

                32,233,996                      23,587,012                       7,930,484                      26,504,353
        __________________              __________________              __________________              __________________

                31,847,631                      25,155,539                       7,321,839                      28,042,708


                        --                              --                              --                              --
        __________________              __________________              __________________              __________________

        $       31,847,631              $       25,155,539              $        7,321,839              $       28,042,708
        ==================              ==================              ==================              ==================
        $               --              $            5,924              $            3,852              $           36,255
        ==================              ==================              ==================              ==================




                        --                              --                              --                              --
                 1,200,002                         800,002                         250,002                         950,002
                  (150,000)                        (50,000)                             --                         (50,000)
        __________________              __________________              __________________              __________________
                 1,050,002                         750,002                         250,002                         900,002
        ==================              ==================              ==================              ==================


                     See Notes to Financial Statements                   Page 55

First Trust Exchange-Traded Fund II

Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

                                                                                                                  For the Period
                                                          For the            For the           For the          August 27, 2007 (a)
                                                        Year Ended         Year Ended        Year Ended              through
                                                    September 30, 2010  September 30, 2009  September 30, 2008  September 30, 2007
                                                    __________________  __________________  __________________  __________________

Net asset value, beginning of period                   $    13.81          $    15.62          $    30.97          $    30.00
                                                       __________          __________          __________          __________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 0.56                0.61                1.26                0.03 (b)
Net realized and unrealized gain (loss)                     (0.73)              (1.83)             (15.32)               0.94
                                                       __________          __________          __________          __________
Total from investment operations                            (0.17)              (1.22)             (14.06)               0.97

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                       (0.55)              (0.59)              (1.29)                 --
                                                       __________          __________          __________          __________

Net asset value, end of period                         $    13.09          $    13.81          $    15.62         $     30.97
                                                       ==========          ==========          ==========          ==========

TOTAL RETURN (c)                                          (0.95)%             (6.83)%            (46.12)%               3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $    6,589          $    8,330           $  12,545          $    3,200
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets               2.35%               3.48%               1.95%              19.64% (d)
Ratio of net expenses to average net assets                 0.60%               0.60%               0.60%               0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                       3.98%               5.30%               6.43%               1.18% (d)
Portfolio turnover rate (e)                                   54%                 82%                 80%                  0%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

                                                                                                                  For the Period
                                                          For the            For the           For the          August 27, 2007 (a)
                                                        Year Ended         Year Ended        Year Ended               through
                                                    September 30, 2010  September 30, 2009  September 30, 2008  September 30, 2007
                                                    __________________  __________________  __________________  __________________

Net asset value, beginning of period                   $    30.48          $    36.24          $    53.43          $    50.00
                                                       __________          __________          __________          __________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 1.24                0.90                1.25                0.14 (b)
Net realized and unrealized gain (loss)                      3.84               (5.74)             (17.25)               3.29
                                                       __________          __________          __________          __________
Total from investment operations                             5.08               (4.84)             (16.00)               3.43
                                                       __________          __________          __________          __________

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                       (1.71)              (0.91)              (1.19)                 --
Net realized gain                                              --               (0.01)                 --                  --
                                                       __________          __________          __________          __________
Total distributions                                         (1.71)              (0.92)              (1.19)                 --
                                                       __________          __________          __________          __________

Net asset value, end of period                         $    33.85          $    30.48          $    36.24          $    53.43
                                                       ==========          ==========          ==========          ==========

TOTAL RETURN (c)                                           17.48%            (12.66)%            (30.35)%               6.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                    $  45,693           $  15,238          $    7,249          $    5,343
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets               1.10%               2.09%               2.68%              11.51% (d)
Ratio of net expenses to average net assets                 0.60%               0.60%               0.60%               0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                       2.81%               4.08%               3.07%               3.22% (d)
Portfolio turnover rate (e)                                   11%                 19%                  7%                  1%


(a)  Inception date.
(b)  Per share amounts have been calculated using the average share method.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 56            See Notes to Financial Statements

First Trust Exchange-Traded Fund II

Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

                                                                                                        For the Period
                                                                    For the           For the        November 21, 2007 (a)
                                                                  Year Ended          Year Ended            through
                                                              September 30, 2010  September 30, 2009  September 30, 2008
                                                             ___________________  __________________  ___________________

Net asset value, beginning of period                             $    21.33          $    19.95          $    30.00
                                                                 __________          __________          __________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           0.94                0.70 (b)            1.38
Net realized and unrealized gain (loss)                                1.17                1.37              (10.10)
                                                                 __________          __________          __________
Total from investment operations                                       2.11                2.07               (8.72)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                 (1.01)              (0.69)              (1.33)
                                                                 __________          __________          __________

Net asset value, end of period                                   $    22.43          $    21.33          $    19.95
                                                                 ==========          ==========          ==========

TOTAL RETURN (c)                                                     10.33%              11.80%            (29.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $  37,008           $  28,790          $    3,990
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                         0.97%               2.39%               4.79% (d)
Ratio of net expenses to average net assets                           0.60%               0.60%               0.60% (d)
Ratio of net investment income (loss) to average net assets           4.37%               4.61%               6.33% (d)
Portfolio turnover rate (e)                                             51%                 65%                 42%


FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
                                                                                                        For the Period
                                                                    For the           For the          June 16, 2008 (a)
                                                                  Year Ended        Year Ended              through
                                                              September 30, 2010  September 30, 2009  September 30, 2008
                                                             ___________________  __________________  ___________________

Net asset value, beginning of period                             $    16.27          $    19.11          $    30.00
                                                                 __________          __________          __________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           0.08                0.14                0.01
Net realized and unrealized gain (loss)                               (5.71)              (2.88)             (10.90)
                                                                 __________          __________          __________
Total from investment operations                                      (5.63)              (2.74)             (10.89)
                                                                 __________          __________          __________

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                 (0.35)              (0.10)                 --
Return of capital                                                     (0.01)                 --                  --
                                                                 __________          __________          __________
Total distributions                                                   (0.36)              (0.10)                 --
                                                                 __________          __________          __________

Net asset value, end of period                                   $    10.28          $    16.27          $    19.11
                                                                 ==========          ==========          ==========

TOTAL RETURN (c)                                                   (35.10)%            (14.26)%            (36.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $   54,505          $  100,850          $   63,067
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                         0.81%               0.95%               0.98% (d)
Ratio of net expenses to average net assets                           0.60%               0.60%               0.60% (d)
Ratio of net investment income (loss) to average net assets           0.80%               1.16%               0.24% (d)
Portfolio turnover rate (e)                                             24%                 30%                 13%

(a)  Inception date.
(b)  Per share amounts have been calculated using the average share method.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                     See Notes to Financial Statements                  Page 57

First Trust Exchange-Traded Fund II

Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

                                                                                      For the Period
                                                                    For the        October 13, 2008 (a)
                                                                  Year Ended             through
                                                              September 30, 2010    September 30, 2009
                                                              __________________    __________________

Net asset value, beginning of period                             $    39.76            $    30.00
                                                                 __________            __________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           0.57                  0.42
Net realized and unrealized gain (loss)                               (0.25)                 9.68
                                                                 __________            __________
Total from investment operations                                       0.32                 10.10

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                 (0.52)                (0.34)
                                                                 __________            __________

Net asset value, end of period                                   $    39.56            $    39.76
                                                                 ==========            ==========

TOTAL RETURN (b)                                                      1.03%                33.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $   31,644            $   35,784
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                         0.92%                 1.16% (c)
Ratio of net expenses to average net assets                           0.70%                 0.70% (c)
Ratio of net investment income (loss) to average net assets           1.33%                 1.84% (c)
Portfolio turnover rate (d)                                             26%                   19%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

                                                                                      For the Period
                                                                                   November 16, 2009 (a)
                                                                                          through
                                                                                    September 30, 2010
                                                                                    __________________

Net asset value, beginning of period                                                   $    30.00
                                                                                       __________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                                 0.11
Net realized and unrealized gain (loss)                                                      0.34
                                                                                       __________
Total from investment operations                                                             0.45
                                                                                       __________

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                                       (0.11)
Return of capital                                                                           (0.01)
                                                                                       __________
Total distributions                                                                         (0.12)
                                                                                       __________

Net asset value, end of period                                                         $    30.33
                                                                                       ==========

TOTAL RETURN (b)                                                                            1.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                   $   31,848
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                               0.99% (c)
Ratio of net expenses to average net assets                                                 0.70% (c)
Ratio of net investment income (loss) to average net assets                                 0.47% (c)
Portfolio turnover rate (d)                                                                   50%

(a)  Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c)  Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 58           See Notes to Financial Statements

First Trust Exchange-Traded Fund II

Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST ISE GLOBAL COPPER INDEX FUND

                                                                                      For the Period
                                                                                    March 11, 2010 (a)
                                                                                          through
                                                                                    September 30, 2010
                                                                                    __________________

Net asset value, beginning of period                                                   $    30.00
                                                                                       __________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                                 0.07
Net realized and unrealized gain (loss)                                                      3.53
                                                                                       __________
Total from investment operations                                                             3.60
                                                                                       __________

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                                       (0.06)
                                                                                       __________

Net asset value, end of period                                                         $    33.54
                                                                                       ==========

TOTAL RETURN (b)                                                                           12.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                   $   25,156
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                               0.70% (c)
Ratio of net expenses to average net assets                                                 0.70% (c)
Ratio of net investment income (loss) to average net assets                                 0.58% (c)
Portfolio turnover rate (d)                                                                   22%


FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

                                                                                      For the Period
                                                                                    March 11, 2010 (a)
                                                                                          through
                                                                                    September 30, 2010
                                                                                    __________________

Net asset value, beginning of period                                                   $    30.00
                                                                                       __________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                                 0.09
Net realized and unrealized gain (loss)                                                     (0.72)
                                                                                       __________
Total from investment operations                                                            (0.63)
                                                                                       __________

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                                       (0.08)
                                                                                       __________

Net asset value, end of period                                                         $    29.29
                                                                                       ==========

TOTAL RETURN (b)                                                                          (2.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                   $    7,322
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                               0.70% (c)
Ratio of net expenses to average net assets                                                 0.70% (c)
Ratio of net investment income (loss) to average net assets                                 0.66% (c)
Portfolio turnover rate (d)                                                                   29%


(a)  Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.
(c)  Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                  See Notes to Financial Statements                      Page 59

First Trust Exchange-Traded Fund II

Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST BICK INDEX FUND

                                                                                      For the Period
                                                                                    April 12, 2010 (a)
                                                                                          through
                                                                                    September 30, 2010
                                                                                    __________________

Net asset value, beginning of period                                                   $    30.00
                                                                                       __________
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                                 0.15
Net realized and unrealized gain (loss)                                                      1.09
                                                                                       __________
Total from investment operations                                                             1.24
                                                                                       __________

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                                       (0.08)
                                                                                       __________

Net asset value, end of period                                                         $    31.16
                                                                                       ==========

TOTAL RETURN (b)                                                                            4.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                   $   28,043
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                               0.70% (c)
Ratio of net expenses to average net assets                                                 0.70% (c)
Ratio of net investment income (loss) to average net assets                                 1.71% (c)
Portfolio turnover rate (d)                                                                   32%


(a)  Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.
(c)  Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 60            See Notes to Financial Statements

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2010


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 20, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine funds:

      First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc. ticker "FDD")(1)
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund - (NYSE Arca, Inc. ticker "FFR")
      First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca, Inc. ticker "FGD")
      First Trust ISE Global Wind Energy Index Fund - (NYSE Arca, Inc. ticker "FAN")
      First Trust ISE Global Engineering and Construction Index Fund - (NYSE Arca, Inc. ticker "FLM")
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund - (NASDAQ ticker "GRID")
      First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
      First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
      First Trust BICK Index Fund - (NASDAQ ticker "BICK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on the NYSE Arca, Inc. ("NYSE Arca") except for First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund and First Trust BICK Index Fund, which are listed and traded on The NASDAQ(R) Stock Market, Inc. ("NASDAQ(R)"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                          INDEX
First Trust STOXX(R) European Select Dividend Index Fund(1)                   STOXX(R) Europe Select Dividend 30 Index(1)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund         FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                       Dow Jones Global Select Dividend Index(SM)
First Trust ISE Global Wind Energy Index Fund                                 ISE Global Wind Energy Index
First Trust ISE Global Engineering and Construction Index Fund                ISE Global Engineering and Construction Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund      NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure
                                                                                 Index(SM)
First Trust ISE Global Copper Index Fund                                      ISE Global Copper(TM) Index
First Trust ISE Global Platinum Index Fund                                    ISE Global Platinum(TM) Index
First Trust BICK Index Fund                                                   ISE BICK(TM) Index

(1) The Fund was formerly known as the First Trust Dow Jones STOXX(R) European Select Dividend Index Fund and the Index was formerly known as the Dow Jones STOXX(R) Select Dividend 30 Index. The changes to the Fund name and underlying index name had no effect on the investment strategies or risks of the Fund. The ticker symbol and CUSIP number remain the same.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than the NASDAQ(R) or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ(R) or the AIM, the

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2010


securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ(R) or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the Fund might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

   o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
        o   Quoted prices for similar securities in active markets.
        o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
        o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
        o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
   o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of September 30, 2010, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2010


C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly by the First Trust STOXX(R) European Select Dividend Index Fund and the First Trust Dow Jones Global Select Dividend Index Fund and semi-annually by the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, the First Trust ISE Global Wind Energy Index Fund, the First Trust ISE Global Engineering and Construction Index Fund, the First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, the First Trust ISE Global Copper Index Fund, the First Trust ISE Global Platinum Index Fund and the First Trust BICK Index Fund or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund.

The tax character of distributions paid by each Fund during the period ended September 30, 2010 was as follows:

                                                                                  Distributions   Distributions   Distributions
                                                                                    paid from       paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                 _______________ _______________ _______________
First Trust STOXX(R) European Select Dividend Index Fund                         $     297,865   $         --    $          --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                1,357,853             --               --
First Trust Dow Jones Global Select Dividend Index Fund                              1,487,682             --               --
First Trust ISE Global Wind Energy Index Fund                                        2,090,442             --           50,059
First Trust ISE Global Engineering and Construction Index Fund                         427,401             --               --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               111,073             --            7,907
First Trust ISE Global Copper Index Fund                                                11,640             --               --
First Trust ISE Global Platinum Index Fund                                              18,925             --               --
First Trust BICK Index Fund                                                             27,090             --               --

The tax character of distributions paid by each Fund during the period ended
September 30, 2009 was as follows:

                                                                                  Distributions   Distributions   Distributions
                                                                                    paid from       paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                 _______________ _______________ _______________
First Trust STOXX(R) European Select Dividend Index Fund                         $     254,857   $         --    $          --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  274,650          2,767               --
First Trust Dow Jones Global Select Dividend Index Fund                                285,416             --               --
First Trust ISE Global Wind Energy Index Fund                                          515,400             --               --
First Trust ISE Global Engineering and Construction Index Fund                         261,640             --               --

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2010


As of September 30, 2010, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated         Net
                                                                                  Undistributed    Capital and     Unrealized
                                                                                    Ordinary          Other       Appreciation
                                                                                     Income        Gain (Loss)   (Depreciation)
                                                                                 ______________  ______________  _______________
First Trust STOXX(R) European Select Dividend Index Fund                          $     1,697    $ (11,002,223)  $   (250,672)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund               1,001,390         (824,031)     2,580,158
First Trust Dow Jones Global Select Dividend Index Fund                               198,197       (1,937,810)     1,729,774
First Trust ISE Global Wind Energy Index Fund                                              --      (18,680,722)   (46,281,913)
First Trust ISE Global Engineering and Construction Index Fund                        103,237         (621,101)     3,025,017
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                   --         (928,889)        48,466
First Trust ISE Global Copper Index Fund                                              113,384          (74,393)     1,311,104
First Trust ISE Global Platinum Index Fund                                             36,376         (344,595)      (300,426)
First Trust BICK Index Fund                                                            85,853          (53,184)     1,374,155

E. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2007, 2008, 2009, and 2010 remain open to federal and state audit. As of September 30, 2010, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

At September 30, 2010 for federal income tax purposes, each Fund has capital loss carryforwards available that are shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                             Capital Loss        Capital Loss        Capital Loss         Total
                                                           Available through   Available through   Available through  Capital Loss
                                                          September 30, 2016  September 30, 2017  September 30, 2018    Available
                                                          __________________  __________________  __________________  ____________

First Trust STOXX(R) European Select Dividend Index Fund    $         --         $  5,960,236         $  4,853,444      $10,813,680
First Trust FTSE EPRA/NAREIT Developed Markets
     Real Estate Index Fund                                           --               68,465              745,145          813,610
First Trust Dow Jones Global Select Dividend Index Fund          131,352              208,741            1,274,694        1,614,787
First Trust ISE Global Wind Energy Index Fund                    174,186               30,175            8,357,650        8,562,011
First Trust ISE Global Engineering and Construction
     Index Fund                                                       --                1,914                   --            1,914
First Trust NASDAQ(R) Clean Edge(R) Smart Grid
     Infrastructure Index Fund                                        --                   --              928,889          928,889
First Trust ISE Global Copper Index Fund                              --                   --               74,393           74,393
First Trust ISE Global Platinum Index Fund                            --                   --              344,595          344,595
First Trust BICK Index Fund                                           --                   --               53,184           53,184

During the taxable year ended September 30, 2010, First Trust ISE Global Engineering and Construction Index Fund utilized capital loss carryforwards in the amount of $97.

Capital losses incurred after October 31 ("Post-October Losses") within the taxable year can be deemed to arise on the first business day of each Fund's next taxable year.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2010


During the taxable year ended September 30, 2010, the Funds listed below incurred and elected to defer net capital, currency losses and Passive Foreign Investment Company ("PFIC") losses as follows:

                                                                                             Post-October Losses
                                                                              _________________________________________________
                                                                                  Capital         Currency           PFIC
                                                                                  Losses           Losses           Losses
                                                                              _______________  _______________  _______________
First Trust STOXX(R) European Select Dividend Index Fund                       $   185,204      $     3,339      $         --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                7,985            2,436                --
First Trust Dow Jones Global Select Dividend Index Fund                            323,023               --                --
First Trust ISE Global Wind Energy Index Fund                                    9,549,964                5           568,742
First Trust ISE Global Engineering and Construction Index Fund                     615,538            3,649                --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                --               --                --
First Trust ISE Global Copper Index Fund                                                --               --                --
First Trust ISE Global Platinum Index Fund                                              --               --                --
First Trust BICK Index Fund                                                             --               --                --

In order to present paid-in capital and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the differences between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the periods ended September 30, 2010, the adjustments for each Fund were as follows:

                                                                                                   Accumulated
                                                                                  Accumulated     Net Realized
                                                                                Net Investment     Gain (Loss)       Paid-in
                                                                                 Income (Loss)   on Investments      Capital
                                                                               _______________  _________________  _____________
First Trust STOXX(R) European Select Dividend Index Fund                       $      (3,327)    $  (1,292,456)    $ 1,295,783
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  8,391            (8,075)           (316)
First Trust Dow Jones Global Select Dividend Index Fund                               80,857        (3,152,438)      3,071,581
First Trust ISE Global Wind Energy Index Fund                                        601,641           680,814      (1,282,455)
First Trust ISE Global Engineering and Construction Index Fund                       (3,657)        (2,739,527)      2,743,184
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund             (2,084)          (499,881)        501,965
First Trust ISE Global Copper Index Fund                                                (97)          (218,335)        218,432
First Trust ISE Global Platinum Index Fund                                              754               (754)             --
First Trust BICK Index Fund                                                         (32,867)           (98,664)        131,531

F. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust ISE Global Copper Index Fund, the First Trust ISE Global Platinum Index Fund and the First Trust BICK Index Fund, which are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund. The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:


FUNDS                                                                                   LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                                STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                   FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                                 Dow Jones & Company, Inc.
First Trust ISE Global Wind Energy Index Fund                                           International Securities Exchange, LLC
First Trust ISE Global Engineering and Construction Index Fund                          International Securities Exchange, LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                The NASDAQ Stock Market, Inc.
First Trust ISE Global Copper Index Fund                                                International Securities Exchange, LLC
First Trust ISE Global Platinum Index Fund                                              International Securities Exchange, LLC
First Trust BICK Index Fund                                                             International Securities Exchange, LLC

The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The licensing fees paid by those Funds which are required to pay licensing fees are shown on the Statements of Operations.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2010


       3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE

ARRANGEMENTS First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to Investment Management Agreements. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and providing certain other services necessary for the management of the Funds.

For First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, and First Trust BICK Index Fund (such Funds, the "Unitary Fee Funds"), First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution fees, if any, brokerage expense, taxes, interest, and other extraordinary expenses. Effective October 1, 2010, First Trust BICK Index Fund reduced its annual unitary management fee to 0.64% of average daily net assets.

For First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap") at least through the date listed.

                                                                                      Expense Cap              Term
                                                                                  ___________________   ___________________
First Trust STOXX(R) European Select Dividend Index Fund                                 0.60%             May 15, 2011
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                    0.60%             May 15, 2011
First Trust Dow Jones Global Select Dividend Index Fund                                  0.60%             May 15, 2011
First Trust ISE Global Wind Energy Index Fund                                            0.60%             May 15, 2011
First Trust ISE Global Engineering and Construction Index Fund                           0.70%             May 15, 2011
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 0.70%           November 9, 2011

Pursuant to the Recovery Agreement, First Trust may recover from such Funds any fees waived or expenses reimbursed during the three year period after the date of the waiver or reimbursement to the extent that the actual expense ratio of a particular Fund is less than such Fund's applicable expense cap in place during the fiscal year that the fee was waived or the expense reimbursed. First Trust may recover a portion of the previously waived or reimbursed amount equal to the amount that the expense cap exceeds the actual expense ratio. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the period ended September 30, 2010 and the expenses borne by the Advisor subject to recovery from each Fund for the periods indicated were as follows:

                                                                          Expenses Borne by Advisor Subject to Recovery
                                                                 ___________________________________________________________________
                                          Advisory     Expense
                                             Fee        Reim-       Period Ended        Period Ended        Period Ended
                                           Waivers    bursement  September 30, 2008  September 30, 2009  September 30, 2010   Total
                                         __________   _________  __________________  __________________  __________________   ______

First Trust STOXX(R) European Select
     Dividend Index Fund                 $  30,256    $102,295       $186,036            $146,295            $132,551       $464,882
First Trust FTSE EPRA/NAREIT Developed
     Markets Real Estate Index Fund        121,434      29,350        123,776             116,416             150,784        390,976
First Trust Dow Jones Global Select
     Dividend Index Fund                   117,932          --        115,376             114,202             117,932        347,510
First Trust ISE Global Wind Energy
     Index Fund                            155,579          --         67,700             237,567             155,579        460,846
First Trust ISE Global Engineering and
     Construction Index Fund                76,726          --             --              81,714              76,726        158,440
First Trust NASDAQ(R) Clean Edge(R) Smart
     Grid Infrastructure Index Fund         68,049          --             --                  --              68,049         68,049

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2010


The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for performing transfer agency services for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) provides certain administrative services to the Trust and the Funds in connection with the Trust's Board of Trustees meetings and other related matters. On July 1, 2010, The PNC Financial Services Group sold the outstanding stock of PNC Global Investment Servicing (U.S.) Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee is paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and allocated equally among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms ending December 31, 2011, before rotating to serve as chairman of another Committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2010, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                    Purchases                  Sales
                                                                              ____________________     ____________________
First Trust STOXX(R) European Select Dividend Index Fund                        $    3,978,912          $      3,969,019
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                3,309,954                 3,690,148
First Trust Dow Jones Global Select Dividend Index Fund                             16,102,064                16,640,996
First Trust ISE Global Wind Energy Index Fund                                       17,588,177                19,237,651
First Trust ISE Global Engineering and Construction Index Fund                       8,758,275                 8,789,787
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund            13,517,733                13,650,310
First Trust ISE Global Copper Index Fund                                             1,772,958                 1,632,610
First Trust ISE Global Platinum Index Fund                                           1,771,223                 1,755,784
First Trust BICK Index Fund                                                         15,678,892                 4,324,135

For the period ended September 30, 2010, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                    Purchases                  Sales
                                                                              ____________________     ____________________
First Trust STOXX(R) European Select Dividend Index Fund                        $    4,101,168          $      5,365,818
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund               25,662,467                        --
First Trust Dow Jones Global Select Dividend Index Fund                             34,537,907                27,319,433
First Trust ISE Global Wind Energy Index Fund                                       10,787,539                22,790,210
First Trust ISE Global Engineering and Construction Index Fund                       9,942,026                12,666,055
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund            36,898,280                 4,524,993
First Trust ISE Global Copper Index Fund                                            24,896,314                 1,477,091
First Trust ISE Global Platinum Index Fund                                           7,927,063                        --
First Trust  BICK Index Fund                                                        16,548,377                 1,510,336


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make a cash payment referred to as the "Cash Component." Purchasers of Creation

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2010


Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the" Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The Creation Transaction Fees and the Redemption Transaction Fees are as follows:

                                                                                   Redemption                Creation
                                                                                   Transaction              Transaction
                                                                                      Fees                     Fees
                                                                              ____________________     ____________________
First Trust STOXX(R) European Select Dividend Index Fund                            $    500                 $    500
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  4,000                    4,000
First Trust Dow Jones Global Select Dividend Index Fund                                1,000                    1,000
First Trust ISE Global Wind Energy Index Fund                                          1,000                    1,000
First Trust ISE Global Engineering and Construction Index Fund                         1,000                    1,000
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 500                      500
First Trust ISE Global Copper Index Fund                                                 500                      500
First Trust ISE Global Platinum Index Fund                                               500                      500
First Trust BICK Index Fund                                                            2,500                    2,500


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before March 31, 2011 except for First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, which will not pay 12b-1 fees at any time before November 9, 2011, First Trust ISE Global Copper Index Fund and First Trust ISE Global Platinum Index Fund, which will not pay 12b-1 fees at any time before March 8, 2012, and First Trust BICK Index Fund, which will not pay 12b-1 fees any time before April 1, 2012.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2010


On September 21, 2010, the Trust's Board of Trustees approved a reduction in the annual unitary management fee for First Trust BICK Index Fund payable to First Trust from 0.70% to 0.64% of the Fund's average daily net assets. First Trust will manage the investment of the Fund's assets and will be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution fees, if any, brokerage expense, taxes, interest and other extraordinary expenses. The reduction in the management fee will have no effect on the services provided to the Fund by First Trust and will be effective on October 1, 2010.

On October 12, 2010, First Trust announced that James A. Bowen, its President, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). First Trust is a limited partnership with one limited partner and one general partner (The Charger Corporation). The Transaction is not expected to impact the day-to-day operations of any of the Funds or First Trust. The consummation of the Transaction is deemed to be an "assignment" (as defined in the 1940 Act) of the Investment Management Agreement and the Distribution Agreement for each Fund and resulted in the automatic termination of the agreements. In addition, the Recovery Agreement terminated pursuant to its terms upon the termination of the Investment Management Agreement.

On September 21, 2010, the Trust's Board of Trustees approved interim investment management agreements with First Trust which were entered into effective upon the closing of the Transaction and will be in effect for a maximum period of 150 days. New investment management agreements with First Trust have been approved by the Board of Trustees of the Trust and will be submitted to shareholders of each Fund as of the record date (September 30, 2010) for approval and will take effect upon such shareholder approval. A special shareholder meeting of each Fund to vote on a proposal to approve the new Investment Management Agreement is expected to be held on December 6, 2010. The Trust's Board of Trustees also approved a new Distribution Agreement and Recovery Agreement, if applicable, for each Fund which were entered into effective upon the closing of the Transaction.

--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED
FUND II:

We have audited the accompanying statements of assets and liabilities of First Trust Exchange-Traded Fund II, comprised of the First Trust STOXX(R) European Select Dividend Index Fund (formerly First Trust Dow Jones STOXX(R) European Select Dividend Index Fund), First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, and First Trust BICK Index Fund, (collectively, the "Funds"), including the portfolios of investments, as of September 30, 2010, and the related statements of operations for the year then ended or, as applicable, for the period from inception to September 30, 2010, and the statements of changes in net assets for the periods presented and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010 by correspondence with the Funds' custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting First Trust Exchange-Traded Fund II as of September 30, 2010, the results of their operations for the year then ended or, as applicable, for the period from inception to September 30, 2010, the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
November 24, 2010

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

                       FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2010 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the 12 months ended June 30, 2010 is available
(1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling
(800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended September 30, 2010, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                                        Dividends Received Deduction
                                                                                        ____________________________
First Trust Dow Jones STOXX(R) European Select Dividend Index Fund                                   0.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                                0.01%
First Trust Dow Jones Global Select Dividend Index Fund                                             17.41%
First Trust ISE Global Wind Energy Index Fund                                                       16.32%
First Trust ISE Global Engineering and Construction Index Fund                                       4.64%
First Trust NASDAQ(R) Clean Edge(R) Grid Infrastructure Index Fund                                  55.07%
First Trust ISE Global Copper Index Fund                                                             7.90%
First Trust ISE Global Platinum Index Fund                                                           0.00%
First Trust BICK Index Fund                                                                          0.00%

For the taxable year ended September 30, 2010, the following percentages of income dividends paid by the Funds is hereby designated as qualified dividend income:


                                                                                          Qualified Dividend Income
                                                                                          _________________________
First Trust Dow Jones STOXX(R) European Select Dividend Index Fund                                 100.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                                9.78%
First Trust Dow Jones Global Select Dividend Index Fund                                             76.73%
First Trust ISE Global Wind Energy Index Fund                                                       55.93%
First Trust ISE Global Engineering and Construction Index Fund                                     100.00%
First Trust NASDAQ(R) Clean Edge(R) Grid Infrastructure Index Fund                                 100.00%
First Trust ISE Global Copper Index Fund                                                            22.11%
First Trust ISE Global Platinum Index Fund                                                          39.07%
First Trust BICK Index Fund                                                                         66.70%

The following Funds meet the requirements of Section 853 of the Internal Revenue Code and elects to pass through to its shareholders credit for foreign taxes paid. The total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                               Gross Foreign Income        Foreign Taxes Paid
                                                                            _________________________    ______________________
                                                                               Amount      Per Share        Amount    Per Share
                                                                            _________________________    _______________________
First Trust Dow Jones STOXX(R) European Select Dividend Index Fund           $  378,538    $  0.75        $  28,766   $  0.06
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           705,500       0.52           45,113      0.03
First Trust Dow Jones Global Select Dividend Index Fund                       1,383,318       0.84          106,298      0.06
First Trust ISE Global Wind Energy Index Fund                                   903,903       0.17           56,153      0.01
First Trust ISE Global Engineering and Construction Index Fund                  756,969       0.95           82,926      0.10
First Trust ISE Global Copper Index Fund                                         31,241       0.04            2,137      0.00
First Trust ISE Global Platinum Index Fund                                       49,842       0.20            4,366      0.02
First Trust BICK Index Fund                                                     140,349       0.16            4,552      0.01

--------------------------------------------------------------------------------
Additional Information (Continued)
--------------------------------------------------------------------------------

                       FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2010 (UNAUDITED)


                        INVESTMENT MANAGEMENT AGREEMENTS
        BOARD CONSIDERATIONS REGARDING INVESTMENT MANAGEMENT AGREEMENTS

FIRST TRUST BICK INDEX FUND

The Board of Trustees of the First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") for First Trust BICK Index Fund, (the "Fund") for an initial two year term at a meeting held on January 21, 2010. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by investment advisors to comparable exchange-traded funds ("ETFs"), and as compared to fees charged to other First Trust clients with similar investment objectives, and to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement, and noted that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Fund. Since the Fund is newly organized, the Board did not consider the investment performance of the Fund but the Board did consider the hypothetical performance of the applicable index. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Fund by First Trust under the Agreement are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.70% of its average daily net assets and that First Trust would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board also considered information provided by First Trust and Lipper, Inc. ("Lipper") for the Fund on the advisory fees and other expenses paid by other comparable ETFs. The Board noted that the unitary fee for First Trust BICK Index Fund was around the median total expense ratio of the peer funds in each of the First Trust and Lipper peer groups for the Fund. The Board considered the limitations on the comparability of the funds in each of the First Trust and Lipper peer groups, including that not all peer funds charged a unitary fee and that the First Trust BICK Index Fund was the only BICK (Brazil, India, China and South Korea) fund in either peer group. The Board considered the total expense ratios (after fee waivers) of other First Trust ETFs with investment objectives and policies similar to the Fund's investment objective and policies (including, in particular, the higher custody costs), noting that they were generally the same as the unitary fee proposed to be charged to the Fund. In light of the nature, extent and quality of services to be provided under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board considered First Trust's representation that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as Fund's assets grow, but that First Trust did not believe this was material to the Board's consideration of the proposed unitary fees due to the anticipated asset levels for the Fund. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust complex. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust. The Board considered that First Trust had identified as a fall out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded that it was in the best interests of the Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

                       FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2010 (UNAUDITED)


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND
FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND FIRST TRUST ISE GLOBAL COPPER INDEX FUND
FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND
FIRST TRUST BICK INDEX FUND

The Board of Trustees of the First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, approved the Interim Investment Management Agreement and the New Investment Management Agreement (collectively, the "Non-Unitary Fee Agreements") with First Trust Advisors L.P. (the "Advisor") on behalf of the following series of the Trust (each a "Non-Unitary Fee Fund" and collectively, the "Non-Unitary Fee Funds"):

       First Trust STOXX(R) European Select Dividend Index Fund
       First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund First Trust Dow Jones Global Select Dividend Index Fund
       First Trust ISE Global Engineering and Construction Index Fund
       First Trust ISE Global Wind Energy Index Fund
       First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund

The Board of Trustees of the Trust, including the Independent Trustees, also approved the Interim Investment Management Agreement and the New Investment Management Agreement (collectively, the "Unitary Fee Agreements" and together with the Non-Unitary Fee Agreements, the "Agreements") with the Advisor on behalf of the following series of the Trust (each a "Unitary Fee Fund" and collectively, the "Unitary Fee Funds"):

       First Trust ISE Global Copper Index Fund
       First Trust ISE Global Platinum Index Fund
       First Trust BICK Index Fund

The Board approved the Agreements at a meeting held on September 20, 2010. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements are in the best interests of the Trust and each Fund. The Board also determined that it believes that the scope and quality of services to be provided to the Trust and each Fund under the Agreements will be at least equivalent to the scope and quality of services provided under the current Investment Management Agreement with the Advisor on behalf of the Non-Unitary Fee Funds (the "Original Non-Unitary Fee Agreement") and the current Investment Management Agreement with the Advisor on behalf of the Unitary Fee Funds (the "Original Unitary Fee Agreement" and together with the Original Non-Unitary Fee Agreements, the "Original Agreements").

On August 25, 2010, the Independent Trustees were informed that James A. Bowen, the President of the Advisor and a Trustee and Chairman of the Board of the Trust, had entered into an agreement to acquire 100% of the common stock of The Charger Corporation, the general partner of the Advisor (the "Transaction"), the consummation of which would constitute a "change of control" of the Advisor and would result in the "assignment" and termination of the Original Agreements under their terms and in accordance with Section 15 of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 31, 2010, counsel to the Independent Trustees forwarded to Mr. Bowen and the Advisor a request for information regarding the Transaction. In anticipation of the consummation of the Transaction, the Board at its meeting held on September 20, 2010, considered the information provided by Mr. Bowen and the Advisor in response to the Independent Trustees' request for information and considered the approval of the Agreements.

To reach its determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In connection with its deliberations regarding the Agreements, the Board noted the Advisor's representation that apart from their effective and termination dates and any provisions of the Interim Investment Management Agreements required by Rule 15a-4 under the 1940 Act, the Agreements were the same in all material respects as the Original Agreements. The Board noted that it had recently considered the Advisor's capabilities and the terms of the Original Non-Unitary Fee Agreement at a meeting held on March 21-22, 2010 and had determined to renew the Original Non-Unitary Fee Agreement on behalf of each Non-Unitary Fee Fund, except for First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, for an additional one-year term (the "2010 Renewal"). The Board noted that it had approved the Original Non-Unitary Fee Agreement on behalf of First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund for an initial two-year term ending November 9, 2011. The Board considered that in connection with the 2010 Renewal, it had received a report from the Advisor that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other clients of the Advisor; expenses of each Fund compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall out benefits to the Advisor and its affiliate, First Trust Portfolios L.P.; and information on the Advisor's compliance program. Prior to the September meeting, the Advisor represented to the Board that there had been

--------------------------------------------------------------------------------
Additional Information (Continued)
--------------------------------------------------------------------------------

                       FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2010 (UNAUDITED)


no material changes to the information provided in March 2010 in connection with the 2010 Renewal and that the Board could continue to rely on such information. With respect to the Unitary Fee Funds, the Board considered that it had approved the Original Unitary Fee Agreement on behalf of each Fund for an initial two-year term in January 2010 (the "2010 Unitary Fee Approval"). The Board considered that in connection with the 2010 Unitary Fee Approval, it had received a report from the Advisor that, among other things, outlined the services to be provided by the Advisor to each Unitary Fee Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for each Unitary Fee Fund as compared to fees charged by investment advisors to comparable exchange-traded funds ("ETFs"), and as compared to fees charged to other Advisor clients with similar investment objectives, and to other ETFs managed by the Advisor; the estimated expenses to be incurred in providing services to each Unitary Fee Fund and the potential for economies of scale, if any; financial data on the Advisor; fall out benefits to the Advisor and First Trust Portfolios L.P.; and a summary of the Advisor's compliance program.

Because the Board determined that any differences between the Original Agreements and the Agreements were immaterial, the Board determined that much of its previous analysis in connection with the 2010 Renewal and 2010 Unitary Fee Approval applied to its review and consideration of the Agreements. Accordingly, the Board took note of such prior analysis and supplemented it with the additional considerations noted below. The Independent Trustees also met separately with their independent legal counsel to discuss the Transaction and their consideration of the Agreements.

In reviewing the Agreements for each Fund, the Board considered the nature, quality and extent of services to be provided by the Advisor under the Agreements. The Board noted that the Transaction was not expected to result in any changes to the personnel of the Advisor responsible for providing services to the Trust and each Fund. The Board also considered the representations of the Advisor that there will be no diminution in services provided under the Agreements. In light of the information presented and the considerations made at the September meeting, including the considerations made in connection with the 2010 Renewal and 2010 Unitary Fee Approval, the Board concluded that the nature, quality and extent of services to be provided to the Trust and each Fund by the Advisor under the Agreements are expected to be satisfactory.

The Board considered the advisory fees payable by each Fund under the Agreements, noting that they would be the same as the fees payable by each Fund, except for First Trust BICK Index Fund, under the Original Agreements. The Board considered that for First Trust BICK Index Fund, the Advisor proposed to reduce the Fund's unitary fee from 0.70% of average daily net assets to 0.64% of average daily net assets. The Board noted the Advisor's statement that the reduction of the unitary fee for First Trust BICK Index Fund would not reduce the quality or quantity of services provided by the Advisor to the Fund and that the Advisor's obligations to the Fund would remain the same in all respects. At the September 2010 meeting, prior to considering the Agreements, the Board approved the amendment to the Original Unitary Fee Agreement with respect to First Trust BICK Index Fund's unitary fee. The Board considered that the Advisor agreed to extend the expense cap for each Non-Unitary Fee Fund for a two-year period in connection with the approval of the Non-Unitary Fee Agreements. For each Non-Unitary Fee Fund, the Board noted that expenses borne by the Advisor are proposed to be subject to reimbursement by the Non-Unitary Fee Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Non-Unitary Fee Fund if it would result in the Non-Unitary Fee Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne by the Advisor. With respect to the Unitary Fee Funds, the Board noted that, under the Unitary Fee Agreements, the Advisor would be responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board considered that in connection with the 2010 Renewal it had reviewed the fees charged by the Advisor to other ETFs and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the fees charged to the Funds. The Board also considered performance information for each Fund, including each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance and portfolio risk on an ongoing basis. In light of the information presented on the fees and performance of each Fund and the considerations made at the September meeting, including the considerations made in connection with the 2010 Renewal and the 2010 Unitary Fee Approval, the Board concluded that the advisory fees for each Fund were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by the Advisor to each Fund under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board concluded that the advisory fee for each Fund continues to reflect an appropriate level of sharing of any economies of scale at current asset levels. The Board noted that in connection with the 2010 Renewal it had reviewed the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund other than First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund and the Unitary Fee Funds for the twelve months ended December 31, 2009 and had noted that the Advisor estimated that it incurred a loss in providing services to each such Fund in 2009. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the Agreements are in the best interests of Trust and each Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
Board of Trustees and Officers
--------------------------------------------------------------------------------

                       FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2010 (UNAUDITED)


Each Fund's respective statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.

                                                                                                 Number of
                                                                                               Portfolios in
                                    Term of Office                                             the First Trust       Other
   Name, Address,                   and Year First                                              Fund Complex     Trusteeships or
  Date of Birth and                   Elected or               Principal Occupations            Overseen by       Directorships
Position with the Trust               Appointed                 During Past 5 Years               Trustee        Held by Trustee

-----------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------


Richard E. Erickson, Trustee       o  Indefinite Term  Physician; President, Wheaton                 64           None
c/o First Trust Advisors L.P.                          Orthopedics; Co-Owner and Co-Director
120 E. Liberty Drive,              o  Since Inception  (January 1996 to May 2007), Sports Med
 Suite 400                                             Center for Fitness; Limited Partner,
Wheaton, IL 60187                                      Gundersen Real Estate Limited
D.O.B.: 04/51                                          Partnership; Member, Sportsmed LLC


Thomas R. Kadlec, Trustee          o  Indefinite Term  President (March 2010 to Present),            64          Director of ADM
c/o First Trust Advisors L.P.                          Senior Vice President and Chief                           Investor Services,
120 E. Liberty Drive,              o  Since Inception  Financial Officer (May 2007 to                            Inc. and ADM
 Suite 400                                             March 2010), Vice President and                           Investor Services,
Wheaton, IL 60187                                      Chief Financial Officer (1990 to                          International
D.O.B.: 11/57                                          May 2007), ADM Investor Services,
                                                       Inc. (Futures Commission Merchant)


Robert F. Keith, Trustee           o  Indefinite Term  President (2003 to Present), Hibs             64           None
c/o First Trust Advisors L.P.                          Enterprises (Financial and Management
120 E. Liberty Drive,              o  Since Inception  Consulting)
 Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee           o Indefinite Term   President (June 2002 to Present), Covenant    64           Director of
c/o First Trust Advisors L.P.                          College                                                    Covenant
120 E. Liberty Drive,              o Since Inception                                                              Transport Inc.
 Suite 400
Wheaton, IL 60187
D.O.B.: 03/54


-----------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,        o Indefinite Term   President, First Trust Advisors L.P. and       64          Trustee of
President, Chairman of the                             First Trust Portfolios L.P.; Chairman of                   Wheaton College
Board and CEO                      o Since Inception   the Board of Directors, BondWave LLC
120 E. Liberty Drive,                                  (Software Development Company/
 Suite 400                                             Investment Advisor) and Stonebridge
Wheaton, IL 60187                                      Advisors LLC (Investment Advisor)
D.O.B.: 09/55


-----------

1 Mr. Bowen is deemed an "interested person" of the Trust due to his position as President of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
Board of Trustees and Officers (Continued)
--------------------------------------------------------------------------------

                       FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2010 (UNAUDITED)


                           Position and             Term of Office
 Name, Address                Offices                and Length of                    Principal Occupations
and Date of Birth            with Trust                 Service                       During Past 5 Years

-----------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES(2)
-----------------------------------------------------------------------------------------------------------------------------------

Mark R. Bradley         Treasurer, Controller, Chief  o Indefinite Term       Chief Financial Officer, First Trust
120 E. Liberty Drive,   Financial Officer and Chief                           Advisors L.P. and First Trust Portfolios L.P.; Chief
 Suite 400              Accounting Officer            o Since Inception       Financial Officer, BondWave LLC (Software Development
Wheaton, IL 60187                                                             Company/Investment Advisor) and Stonebridge
D.O.B.: 11/57                                                                 Advisors LLC (Investment Advisor)

Erin E. Chapman         Assistant Secretary           o Indefinite Term       Assistant General Counsel (October 2007 to
120 E. Liberty Drive,                                                         Present), Associate Counsel (March 2006 to
 Suite 400                                            o Since June 2009       October 2007), First Trust Advisors L.P. and First
Wheaton, IL 60187                                                             Trust Portfolios L.P.; Associate Attorney
D.O.B.: 08/76                                                                 (November 2003 to March 2006), Doyle & Bolotin, Ltd.

James M. Dykas          Assistant Treasurer           o Indefinite Term       Senior Vice President (April 2007 to Present), Vice
120 E. Liberty Drive,                                                         President (January 2005 to April 2007), First Trust
 Suite 400                                            o Since Inception       Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 01/66

W. Scott Jardine        Secretary and Chief           o Indefinite Term       General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,   Compliance Officer                                    Trust Portfolios L.P.; Secretary, BondWave LLC
 Suite 400                                            o Since Inception       (Software Development Company/Investment
Wheaton, IL 60187                                                             Advisor) and Stonebridge Advisors LLC
D.O.B.: 05/60                                                                 (Investment Advisor)

Daniel J. Lindquist     Vice President                o Indefinite Term       Senior Vice President (September 2005 to
120 E. Liberty Drive,                                                         Present), Vice President (April 2004 to September
 Suite 400                                            o Since Inception       2005), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                             Portfolios L.P.
D.O.B.: 02/70

Coleen D. Lynch         Assistant Vice President      o Indefinite Term       Assistant Vice President (January 2008 to Present),
120 E. Liberty Drive,                                                         First Trust Advisors L.P. and First Trust Portfolios
 Suite 400                                            o Since July 2008       L.P.; Vice President (May 1998 to January 2008),
Wheaton, IL 60187                                                             Van Kampen Asset Management and Morgan
D.O.B.: 07/58                                                                 Stanley Investment Management

Kristi A. Maher         Assistant Secretary and       o Indefinite Term       Deputy General Counsel (May 2007 to Present),
120 E. Liberty Drive,   Deputy Chief Compliance       o Assistant Secretary   Assistant General Counsel (March 2004 to May
 Suite 400              Officer                         Since Inception and   2007), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                       Deputy Chief          Portfolios L.P.
D.O.B.: 12/66                                           Compliance Officer
                                                        Since November 2009

Roger F. Testin         Vice President                o Indefinite Term       Senior Vice President (November 2003 to Present),
120 E. Liberty Drive,                                                         Vice President (August 2001 to November 2003),
 Suite 400                                            o Since Inception       First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                             L.P.
D.O.B.: 06/66

Stan Ueland             Vice President                o Indefinite Term       Vice President (August 2005 to Present), First Trust
120 E. Liberty Drive,                                                         Advisors L.P. and First Trust Portfolios L.P; Vice
 Suite 400                                            o Since Inception       President (May 2004 to August 2005), BondWave
Wheaton, IL 60187                                                             LLC (Software Development Company/Investment
D.O.B.: 11/70                                                                 Advisor)

-------------

2 The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

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Risk Considerations
--------------------------------------------------------------------------------

                       FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2010 (UNAUDITED)


RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND II.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. In 2008 and early 2009, securities markets were significantly negatively affected by the financial crisis that initially resulted from the downturn in the subprime mortgage market in the United States.

You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's corresponding index.

Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is also no guarantee that an index provider has all rights to lease intellectual property on behalf of a Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund will be concentrated in the securities of a given industry if the Fund's corresponding index is concentrated in such individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than less controlled funds.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of its index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which they invest.

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Risk Considerations (Continued)
--------------------------------------------------------------------------------

                       FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2010 (UNAUDITED)


Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. Some of these risks may include, but are not limited to, the following: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of a Fund's investments;
(iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make distribution payments to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease a Fund's return. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one country.

Because each Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Each Fund may hold securities of certain non-U.S. and non-Canadian companies in the form of Depositary Receipts. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Each Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Each Fund invests in companies that are considered to be PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, such Funds could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. Such Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

Each Fund invests in securities issued by companies headquartered in Europe. Such Funds are therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the EU, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to a single transnational currency. The Euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in securities issued by companies headquartered in Asia and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of nonperforming loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

The First Trust Dow Jones Global Select Dividend Index Fund and the First Trust STOXX(R) European Select Dividend Index Fund invest in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. These industries are generally extensively regulated and may be adversely affected by increased regulations.

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Risk Considerations (Continued)
--------------------------------------------------------------------------------

                       FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2010 (UNAUDITED)


The First Trust Dow Jones Global Select Dividend Index Fund and the First Trust STOXX(R) European Select Dividend Index Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States. Due to the downturn, subprime mortgage loans have in recent periods experienced increased rates of delinquency, foreclosure, bankruptcy and loss, and are likely to continue to be subject to interest rates that are significantly higher than those experienced by mortgage loans underwritten in a traditional manner. The downturn in the subprime mortgage lending market and the resulting impact in the world's economies has had a significant adverse effect on the financials sector and the economy and may have far-reaching consequences into various aspects of the financials sector, and consequently, the value of the Fund may decline in response to such developments.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in companies in the real estate industry, including REITs and therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. Because the Fund invests in REITs it is subject to certain other risks related to REIT structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of selfliquidation of one or more holdings, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund is also subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund may invest in real estate companies that may be affected by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Global Real Estate Index Fund may decline in response to such developments.

The First Trust ISE Global Wind Energy Index Fund invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

The First Trust ISE Global Wind Energy Index Fund invests in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust ISE Global Wind Energy Index Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

The First Trust ISE Global Engineering and Construction Index Fund invests in the securities of companies in the industrials sector which includes companies in the engineering and construction business. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund invests in the securities of smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital

--------------------------------------------------------------------------------
Risk Considerations (Continued)
--------------------------------------------------------------------------------

                       FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2010 (UNAUDITED)


requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

The First Trust ISE Global Copper Index Fund and the First Trust ISE Global Platinum Index Fund invest in the securities of companies in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

The First Trust ISE Global Copper Index Fund may be adversely affected by a decrease in the worldwide demand and price of copper. Various factors may lead to a decreased demand and price of copper. As an industrial metal, the demand for and price of copper may be negatively impacted by a decreased level of industrial activity using copper. Other factors include the availability of substitutes such as man-made or synthetic substitutes, disruptions in the supply chain, from mining to storage to smelting or refining, adjustments to inventory, variations in production costs, including storage, labor and energy costs, costs associated with regulatory compliance, including environmental regulations and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

The First Trust ISE Global Copper Index Fund may be significantly impacted by competitive pressures in the copper mining business and the price of copper. Because more than half of the world's copper production occurs in the United States, Chile, Canada, Russia and Zambia, the Fund's Share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's Share price may experience volatility because the price of copper may fluctuate substantially over short periods of time. Moreover, the Index tracks companies involved in the copper mining business and not the price of copper. The securities of companies involved in the copper mining business may under- or over-perform the price of copper over the short term or the long term.

The First Trust ISE Global Copper Index Fund invests in the securities of companies that are domiciled in Canada. The Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals and energy-related products. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada's major industries may have a negative impact on the overall Canadian economy and the Shares of the Fund.

The First Trust ISE Global Copper Index Fund invests in the securities of companies that are domiciled in the United Kingdom, the Fund is particularly sensitive to political, economic and social conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

The First Trust ISE Global Platinum Index Fund may be adversely affected by a decrease in the worldwide demand and price of PGMs. Various factors may lead to a decreased demand and price of PGMs. An increase in the level of hedge activity of PGM-producing companies could cause a decline in world PGM prices. A significant negative change in the attitude of speculators and investors towards PGMs could cause a decline in world PGM prices. A widening of interest rate differentials between the cost of money and the cost of PGMs could also negatively affect the price of PGMs which, in turn, could negatively affect the price of the Shares. In addition, automobile components that use PGMs account for a significant percentage of the global demand for PGMs. Because of the decline in demand and reduction in sales experienced by the global automotive industry, the price of PGMs may be negatively affected. PGM companies are also subject to risks associated with the exploration, development and production of PGMs, including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of PGMs are located, particularly Russia and South Africa.

The First Trust ISE Global Platinum Index Fund may be significantly impacted by competitive pressures in the PGM mining business and the price of PGMs. Because a vast majority of the world's PGM production occurs in Russia and South Africa, the Fund's Share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's Share price may experience volatility because the price of PGMs may fluctuate substantially over short periods of time. Moreover, the Index tracks companies involved in the PGM mining business and not the price of PGMs. The securities of companies involved in the PGM mining business may under- or over-perform the price of PGMs over the short term or the long term.

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Risk Considerations (Continued)
--------------------------------------------------------------------------------

                       FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2010 (UNAUDITED)


Because a significant percentage of the world's PGM mining takes place in South Africa, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other domestic concerns. These situations may cause uncertainty in the South African market and may adversely affect the performance of the South African economy.

The First Trust BICK Index Fund invests in the securities of companies in the financials sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

The First Trust BICK Index Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. If a holder of depositary receipts exchanges its interest in the depositary receipts for the underlying shares, it may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

The First Trust BICK Index Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert equity shares into depositary receipts and vice versa. These restrictions may cause equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

The First Trust BICK Index Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies.

The First Trust BICK Index Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.


                  NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

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Privacy Policy
--------------------------------------------------------------------------------

                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

     o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

     o Information about your transactions with us, our affiliates or others;

     o Information we receive from your inquiries by mail, e-mail or telephone; and

     o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

     o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

     o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).


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[LOGO OMITTED]           FIRST TRUST




FIRST TRUST EXCHANGE-TRADED FUND II
-------------------------------------------------------------------------------



INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


BOARD ADMINISTRATOR
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603



-------------------------------------------------------------------------------


Inside Back Cover

                               [BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

         (e) Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $105,250 for the fiscal year ended September 30, 2009 and $126,475 for the fiscal year ended September 30, 2010.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2009 and $0 for the fiscal year ended September 30, 2010.

         Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2009 and $0 for the fiscal year ended September 30, 2010.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $30,700 for the fiscal year ended September 30, 2009 and $22,175 for the fiscal year ended September 30, 2010. These fees were for tax consultation.

         Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the fiscal year ended September 30, 2009 and $0 for the fiscal year ended September 30, 2010.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2009 and $0 for the fiscal year ended September 30, 2010.

         All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2009 and $0 for the fiscal year ended September 30, 2010.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:                  Adviser and Distributor:
           -----------                  ------------------------

             (b) 0%                             (b) 0%

             (c) 0%                             (c) 0%

             (d) 0%                             (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended September 30, 2009 were $30,700 for the registrant, $36,000 for the registrant's investment adviser and $60,300 for the registrant's distributor, and for the fiscal year ended September 30, 2010 were $22,175 for the registrant, $6,000 for the registrant's investment adviser and $37,300 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)      Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
        (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)     (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
        Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded Fund II

By (Signature and Title)* /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Title:   Chairman of the Board, President and Chief Executive Officer

Date:  November 23, 2010
      -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Title:   Chairman of the Board, President and Chief Executive Officer

Date:  November 23, 2010
      -----------------------------



By (Signature and Title)* /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial
                          Officer and Chief Accounting Officer
                          (principal financial officer)

Date:  November 23, 2010
      -----------------------------